SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 67

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                Amendment No. 66

                        (Check appropriate box or boxes.)

            TOUCHSTONE TAX-FREE TRUST FILE NOS 811-3174 and 002-72101
            ---------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
                ------------------------------------------------
                (Address of Principal Executive Offices) Zip Code

        Registrant's Telephone Number, including Area Code (513) 878-4066
        -----------------------------------------------------------------

              Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

With Copy to: John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103

It is proposed that this filing will become effective
(check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b)
|_|   _____________ pursuant to paragraph (b)
|_|   60 days after filing pursuant to paragraph (a)(1)
|X|   on October 28, 2009 pursuant to paragraph (a)(1)
|_|   75 days after filing pursuant to paragraph (a)(2)
|_|   on (date)pursuant to paragraph (a)(2) of rule 485.

                                                                NOVEMBER 1, 2009

PROSPECTUS


TOUCHSTONE TAX-FREE TRUST                        CLASS A     CLASS C    CLASS S    INSTITUTIONAL
Touchstone Florida Tax-Free Money Market Fund    TFRXX
Touchstone Ohio Tax-Free Bond Fund               TOHAX       TOHCX
Touchstone Ohio Tax-Free Money Market Fund       TOHXX                             TIOXX
Touchstone Tax-Free Money Market Fund            TTFXX                  TTSXX






The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered in this Prospectus.

Prospectus                                                      NOVEMBER 1, 2009

Touchstone Investments

Touchstone Florida Tax-Free Money Market Fund
Touchstone Ohio Tax-Free Bond Fund
Touchstone Ohio Tax-Free Money Market Fund
Touchstone Tax-Free Money Market Fund

Each Fund is a series of Touchstone Tax-Free Trust (the "Trust"), a group of tax-free bond and money market mutual funds (the "Funds"). The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Variable Series Trust, a group of variable series funds, Touchstone Funds Group Trust, a group of bond and equity mutual funds and Touchstone Institutional Funds Trust, a group of institutional equity mutual funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone Investments at 1.800.543.0407.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor"). Touchstone Advisors has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor" or "Fort Washington") to manage the Funds' investments on a daily basis.

TABLE OF CONTENTS                                                           PAGE

FLORIDA TAX-FREE MONEY MARKET FUND SUMMARY......................................
OHIO TAX-FREE BOND FUND SUMMARY.................................................
OHIO TAX-FREE MONEY MARKET FUND SUMMARY.........................................
TAX-FREE MONEY MARKET FUND SUMMARY..............................................
INVESTMENT STRATEGIES AND RISKS.................................................
THE FUNDS' MANAGEMENT...........................................................
CHOOSING A CLASS OF SHARES......................................................
DISTRIBUTION ARRANGEMENTS.......................................................
INVESTING WITH TOUCHSTONE.......................................................
DISTRIBUTIONS AND TAXES.........................................................
FINANCIAL HIGHLIGHTS............................................................

TOUCHSTONE FLORIDA TAX-FREE MONEY MARKET FUND SUMMARY
TICKER: TFRXX

THE FUND'S INVESTMENT GOAL

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                                    Up to $15
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
--------------------------------------------------------------------------------
Management Fees                                                           %
Distribution (12b-1) Fees                                                 %
Other Expenses                                                            %
Total Annual Fund Operating Expenses                                      %
Less Fee Waiver and/or Expense Reimbursement(1)                           %
Net Expenses                                                              %
--------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 and other extraordinary expenses not incurred in the ordinary course of Touchstone's business). This expense limitation will remain in effect until at least October 31, 2010. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" (including Rule 12b-1 fees) will not exceed 0.75%.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year  $           3 Years  $           5 Years  $           10 Years  $
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from federal income tax. High-quality, short-term Florida municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in Florida municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of Florida municipal obligations and other municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

      o     If economic conditions in the State of Florida decline

      o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund

      o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Florida Tax-Free Money Market Fund. This bar chart shows changes in performance of the Fund's shares for each of the last 10 calendar years. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407.

FLORIDA TAX-FREE MONEY MARKET FUND TOTAL RETURNS

1999     2000     2001    2002    2003    2004    2005    2006    2007     2008
2.63%    3.43%    2.51%   1.13%   0.47%   0.54%   1.73%   2.74%   2.92%

Best Quarter: 4th Quarter 2000 +0.91%     Worst Quarter: 1st Quarter 2004 +0.08%

The Fund's year-to-date return as of September 30, 2009 is _______%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                             1 Year       5 Years       10 Years
--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND                %             %              %
--------------------------------------------------------------------------------

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

John J. Goetz, CFA                                   Jay M. Devine
Vice President and Senior Portfolio Manager          Portfolio Manager
Since 1986                                           Since 2000

BUYING AND SELLING FUND SHARES

For a regular account, the minimum initial investment amount and additional investment amount is $2,500 and $50, respectively. For investments through an automatic investment plan, the minimum initial investment amount and additional investment amount is $100 and $50, respectively. These initial and additional investment minimums may change at any time. You may buy and sell shares in the Fund on a day when either the bond market or the New York Stock Exchange is open for trading. Shares of the Fund may not be eligible for sale in your state of residence. You may sell your shares by telephone, by mail, by check, by wire, or through a systematic withdrawl plan. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income. Income exempt from federal tax may be subject to state and local tax.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is generally derived from interest rather than dividends, no portion of these distributions would be eligible for the dividends received deduction available to corporations. The Fund expects that its distributions will primarily consist of investment income.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.

TOUCHSTONE OHIO TAX-FREE BOND FUND SUMMARY
CLASS A TICKER: TOHAX   CLASS C TICKER: TOHCX

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1,000,000 in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            Class A      Class C
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)             4.75%         None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)                 None        1.00%
Wire Redemption Fee                                       Up to $15    Up to $15
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
--------------------------------------------------------------------------------

Management Fees                                                    %           %
Distribution (12b-1) Fees                                          %           %
Other Expenses                                                     %           %
Total Annual Fund Operating Expenses                               %           %
Less Fee Waiver and/or Expense Reimbursement(1)                    %           %
Net Expenses                                                       %           %
--------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 and other extraordinary expenses not incurred in the ordinary course of Touchstone's business). This expense limitation will remain in effect until at least October 31, 2010. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares and Class C shares (including Rule 12b-1 fees) will not exceed 0.85% and 1.60%, respectively.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            Assuming Redemption at   Assuming No
                                                End of Period        Redemption
                                             Class A      Class C      Class C
1 Year                                       $            $            $
3 Years                                      $            $            $
5 Years                                      $            $            $
10 Years                                     $            $            $
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was ____% of the average value of its portfolio.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets) in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds. High-quality, long-term Ohio municipal obligations are, for purposes of this Fund, considered to be obligations rated within the three highest rating categories, with maturities of 3 years or more. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund invests primarily in Ohio municipal obligations rated within the three highest rating categories. The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. If a security's rating is reduced below the four highest rating categories, the security will be sold. A security may also be sold due to changes in market conditions or the Sub-Advisor's outlook. The Fund may purchase unrated obligations that the Sub-Advisor determines to be of comparable quality. The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders. The Fund will seek to maintain an average weighted maturity of more than 10 years, but may reduce its average weighted maturity to 10 years or below if warranted by market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o If interest rates go up, causing the value of any debt securities held by the Fund to decline

o Because issuers of municipal obligations may be unable to make timely payments of interest or principal

o Because securities with longer maturities may lose more value than securities with shorter maturities when interest rates go up

o If the Fund's investments are concentrated in a particular segment of the bond market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one bond affect other bonds in the same segment

o     If economic conditions in the State of Ohio decline

o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund

o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Ohio Tax-Free Bond Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which if were reflected, would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407.

OHIO TAX-FREE BOND FUND -- CLASS A TOTAL RETURNS

1999     2000     2001    2002    2003    2004    2005    2006    2007     2008
-3.11%   11.61%   3.07%   9.07%   4.65%   3.85%   2.50%   4.07%   3.01%        %

Best Quarter: 3rd Quarter 2002 5.38%      Worst Quarter: 2nd Quarter 2004 -2.81%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is ____%.

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds with long-term maturities greater than 2 years selected from issues larger than $50 million. The Index reflects no deductions for fees, expenses or taxes. You cannot invest directly in an index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and the after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008
                                             1 Year       5 Years       10 Years
OHIO TAX-FREE BOND FUND - CLASS A
--------------------------------------------------------------------------------
Return Before Taxes                               %             %              %
Return After Taxes on Distributions               %             %              %
Return After Taxes on Distributions and
    Sale of Fund Shares                           %             %              %
Lehman Brothers Municipal Bond Index              %             %              %
--------------------------------------------------------------------------------
OHIO TAX-FREE BOND FUND - CLASS C
--------------------------------------------------------------------------------
Return Before Taxes                               %             %              %
Lehman Brothers Municipal Bond Index              %             %              %
--------------------------------------------------------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

John J. Goetz, CFA
Vice President and Senior Portfolio Manager
Since 1986

BUYING AND SELLING FUND SHARES

CLASS A AND CLASS C SHARES:

For a regular account, the minimum initial investment amount and additional investment amount is $2,500 and $50, respectively. For investments through an automatic investment plan, the minimum initial investment amount and additional investment amount is $100 and $50, respectively. These initial and additional investment minimums may change at any time. You may buy and sell shares in the Fund on a day when either the bond market or the New York Stock Exchange is open for trading. Shares of the Fund may not be eligible for sale in your state of residence. You may sell your shares by telephone, by mail, by wire, or through a systematic withdrawl plan. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income. Income exempt from federal tax may be subject to state and local tax.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is generally derived from interest rather than dividends, no portion of these distributions would be eligible for the dividends received deduction available to corporations. The Fund expects that its distributions will primarily consist of investment income.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.

TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND SUMMARY
CLASS A TICKER: TOHXX  INSTITUTIONAL CLASS TICKER: TIOXX

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Institutional shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                          Up to $15
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                        Class A    Institutional

Management Fees                                               %                %
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                     %             None
Other Expenses                                                %                %
Total Annual Fund Operating Expenses                          %                %
Less Fee Waiver and/or Expense Reimbursement(1)               %                %
Net Expenses                                                  %                %

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 and other extraordinary expenses not incurred in the ordinary course of Touchstone's business). This expense limitation will remain in effect until at least October 31, 2010. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares and Institutional shares (including Rule 12b-1 fees) will not exceed 0.75% and 0.50%, respectively.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        Class A    Institutional

1 Year                                                  $          $
3 Years                                                 $          $
5 Years                                                 $          $
10 Years                                                $          $
--------------------------------------------------------------------------------
The above example of Class A Shares and Institutional Shares is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax. High-quality, short-term Ohio municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in Ohio municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of its assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry. The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

      o     If economic conditions in the State of Ohio decline

      o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund

      o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Ohio Tax-Free Money Market Fund. This bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The returns for Institutional shares offered by the Fund will be higher than the returns of Class A shares shown in the bar chart since Institutional shares do not have 12b-1 distribution fees. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407. Prior to November 1, 2009, the Fund's Class A shares were named "Retail Shares."

Ohio Tax-Free Money Market Fund Total Returns - Class A Shares

1999     2000     2001    2002    2003    2004    2005    2006    2007     2008
2.69%    3.50%    2.41%   1.02%   0.48%   0.57%   1.74%   2.78%   2.96%        %

Best Quarter: 4th Quarter 2000 +0.92%     Worst Quarter: 1st Quarter 2004 +0.07%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is ____%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
                                                   1 Year    5 Years    10 Years
OHIO TAX-FREE MONEY MARKET FUND - CLASS A SHARES        %          %           %
--------------------------------------------------------------------------------
                                                   1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL SHARES  %          %           %
--------------------------------------------------------------------------------

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

John J. Goetz, CFA                                   Jay M. Devine
Vice President and Senior Portfolio Manager          Portfolio Manager
Since 1986                                           Since 2000

BUYING AND SELLING FUND SHARES

CLASS A SHARES:

For a regular account in the Class A shares, the minimum initial investment amount and additional investment amount is $2,500 and $50, respectively. For investments through an automatic investment plan, the minimum initial investment amount and additional investment amount is $100 and $50, respectively. These initial and additional investment minimums may change at any time. You may buy and sell Class A shares in the Fund on a day when either the bond market or the New York Stock Exchange is open for trading. Shares of the Fund may not be eligible for sale in your state of residence. You may sell your Class A shares by telephone, by mail, by wire, by check, or through a systematic withdrawl plan. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

INSTITUTIONAL SHARES:

For the Institutional shares, the minimum initial investment amount is $1,000,000 and there is no additional investment minimum. The Institutional shares are not available through an automatic investment plan. These initial and additional investment minimums may change at any time. You may buy and sell Institutional shares in the Fund on a day when either the bond market or the New York Stock Exchange is open for trading. Shares of the Fund may not be eligible for sale in your state of residence. You may sell your Institutional shares by telephone, by mail or by wire. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income. Income exempt from federal tax may be subject to state and local tax.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is generally derived from interest rather than dividends, no portion of these distributions would be eligible for the dividends received deduction available to corporations. The Fund expects that its distributions will primarily consist of investment income.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.

TOUCHSTONE TAX-FREE MONEY MARKET FUND SUMMARY
CLASS A TICKER: TTFXX   CLASS S TICKER: TTSXX

THE FUND'S INVESTMENT GOAL

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class S shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                            Class A      Class S
--------------------------------------------------------------------------------
Wire Redemption Fee                                       Up to $15        None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
Management Fees                                                    %           %
Distribution (12b-1) Fees                                          %           %
Other Expenses                                                     %           %
Total Annual Fund Operating Expenses                               %           %
Less Fee Waiver and/or Expense Reimbursement(1)                    %           %
Net Expenses                                                       %           %
--------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 and other extraordinary expenses not incurred in the ordinary course of Touchstone's business). This expense limitation will remain in effect until at least October 31, 2010. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Class A shares and Class S shares (including Rule 12b-1 fees) will not exceed 0.89% and 1.15%, respectively.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            Class A      Class S

1 Year                                                      $            $
3 Years                                                     $            $
5 Years                                                     $            $
10 Years                                                    $            $
--------------------------------------------------------------------------------
The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax. High-quality, short-term municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. Despite the Fund's efforts to diversify its investments, a significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

      o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Tax-Free Money Market Fund. This bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The returns for Class S shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class S shares have higher 12b-1 distribution fees. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407.

Tax-Free Money Market Fund - Class A Total Returns

1999     2000     2001    2002    2003    2004    2005    2006    2007     2008
2.77%    3.62%    2.69%   1.31%   0.53%   0.67%   1.75%   2.71%   2.88%        %

Best Quarter: 4th Quarter 2000 +0.94%     Worst Quarter: 1st Quarter 2004 +0.11%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is _____%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008
                                        1 Year      5 Years         10 Years
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND - CLASS A         %            %                %
--------------------------------------------------------------------------------
                                                                 Since Inception
                                        1 Year      5 Years         (02/03/03)
--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND - CLASS S         %            %                %
--------------------------------------------------------------------------------

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

John J. Goetz, CFA                                   Jay M. Devine
Vice President and Senior Portfolio Manager          Portfolio Manager
Since 1986                                           Since 2000

BUYING AND SELLING FUND SHARES

CLASS A:

For a regular account in the Class A shares, the minimum initial investment amount and additional investment amount is $2,500 and $50, respectively. For investments through an automatic investment plan in the Class A shares, the minimum initial investment amount and additional investment amount is $100 and $50, respectively. These initial and additional investment minimums may change at any time. You may buy and sell Class A shares in the Fund on a day when either the bond market or the New York Stock Exchange is open for trading. You may sell your Class A shares by telephone, by mail, by wire, by check or through a systematic withdrawl plan. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

CLASS S:

For the Class S shares, there is no minimum amount for initial or additional investments. The Class S shares are not available through an automatic investment plan. These initial and additional investment minimums may change at any time. You may buy and sell Class S shares through your financial institution on any day when either the bond market or the New York Stock Exchange is open for trading. You may sell your Class S shares via telephone, written request or electronically. For more information about buying and selling shares see "Investing with Touchstone" on page __ or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund expects that its distributions will primarily consist of investment income. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income. Income exempt from federal tax may be subject to state and local tax.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is derived from interest rather than dividends, no portion of these distributions would be eligible for the dividends received deduction available to corporations.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL INVESTMENT STRATEGIES?

Each Fund may from time to time depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOALS WITHOUT SHAREHOLDER APPROVAL?

Each of the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund may change its investment goals by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

The Ohio Tax-Free Bond Fund may also invest in the following types of municipal obligations:

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     When-issued obligations

      o     Obligations with puts attached

      o     Floating and variable rate obligations

      o     Lease obligations

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

      o Ohio Municipal Obligations are issued by the State of Ohio and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

      o Florida Municipal Obligations are issued by the State of Florida and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features that permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are obligations that are further secured by financial guarantee insurance that requires the insurer to make payments of principal and interest, when due, if the issuer defaults on its payments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

INTEREST RATE RISK

      o OHIO TAX-FREE BOND FUND. The Ohio Tax-Free Bond Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

      o TAX-FREE MONEY MARKET FUND, OHIO TAX-FREE MONEY MARKET FUND, FLORIDA TAX-FREE MONEY MARKET FUND (THE "MONEY MARKET FUNDS"). The yield of the Money Market Funds will vary from day to day due to changes in interest rates. Generally, each Money Market Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK (OHIO TAX-FREE BOND FUND, OHIO TAX-FREE MONEY MARKET FUND, FLORIDA TAX-FREE MONEY MARKET FUND). Subject to federal income tax restrictions relating to the Funds' qualification as RICs, a non-diversified fund may invest a significant percentage of its assets in the securities of a single issuer. Because the Fund's holdings may be concentrated in a single issuer, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

CONCENTRATION RISK (ALL FUNDS). A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

MUNICIPAL MARKET DISRUPTION RISK (ALL FUNDS). The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the Fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Funds' municipal securities in the same manner.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of municipal securities, including municipal securities in which the Fund may invest. Such disruptions to the financial markets may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders by subjecting the income from the Fund to tax. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

CREDIT RISK (ALL FUNDS). The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

STATE RISK

      o OHIO TAX-FREE BOND FUND, OHIO TAX-FREE MONEY MARKET FUND. Economic and political conditions in the state of Ohio may impact the value of Ohio municipal obligations. Ohio has a broad and diverse economic base that is anchored by manufacturing and includes several regional centers and corporate headquarters in addition to expanding health care and technology sectors. The state operates primarily from its general revenue fund, which is largely funded from sales and personal income taxes. The Ohio Constitution requires a balanced budget and positive ending fund balances. The state's very modest spending increases and conservative revenue forecasts resulted in fiscal 2007 ending with total general revenue fund balance of $215 million. The Ohio economy continues to lag national and regional growth trends in employment and income, as 2007 unemployment rates averaged 5.6% and Ohio's personal income was 90% of the national average. Despite below average economic growth and lower income levels, conservative fiscal management has led to very strong ratings for the State's general obligation debt. The State is rated AA+ and Aa1 by Standard and Poor's and Moody's, respectively. Although no issuers of Ohio municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio municipal obligations.

      o FLORIDA TAX-FREE MONEY MARKET FUND. Economic and political conditions in the state of Florida may impact the value of Florida municipal obligations. Florida's location, climate, natural resources and favorable tax environment continue to drive economic performance. Tourism is one of Florida's largest export industries and supports many of the state's employment sectors, including construction, trade and services. The state's economy has been negatively impacted by the sharp decline in home prices and housing activity. This in turn has caused a sharp decline in tax revenues. In response, the governor has enacted budget cuts and revenue enhancements to narrow the expected budget deficit. Approximately 73% of Florida's revenues are derived from the sales and use tax with tourists paying a significant portion of this tax. The State has adjusted its revenue forecast lower for fiscal 2009 and the State is projecting a deficit of $1.5 billion. However, the State has $4.4 billion available in its budget stabilization and other trust funds to offset this deficit. Florida continues to maintain very strong credit ratings on its general obligation with ratings of AAA and Aa1 by Standard and Poor's and Moody's, respectively. Although no issuers of Florida municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida municipal obligations.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?

TAX RISK (ALL FUNDS). Certain provisions of the Internal Revenue Code of 1986, as amended, relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders by subjecting the income from the Fund to tax. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

LENDING OF PORTFOLIO SECURITIES (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. Lending portfolio securities results in additional income, which serves to reduce the amount that would otherwise be payable by the Advisor to the Fund under the Advisor's contractual expense limitation arrangement (see "Contractual Fee Waiver Agreement"). More information on securities lending is available in the Statement of Additional Information ("SAI").

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities is available in the SAI and can also be found on the Fund's website at www.touchstoneinvestments.com..

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS" OR THE "ADVISOR") 303 BROADWAY, SUITE 1100, CINCINNATI, OHIO 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of September 30, 2009, Touchstone Advisors had approximately $__ billion in assets under management. As the Funds' Advisor, Touchstone Advisors continuously reviews, supervises and administers the Funds' investment programs and also ensures compliance with the Funds' investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund's sub-advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

      o     Level of knowledge and skill

      o     Performance as compared to its peers or benchmark

      o     Consistency of performance over 5 years or more

      o     Level of compliance with investment rules and strategies

      o     Employees, facilities and financial strength

      o     Quality of service

Touchstone Advisors will also continually monitor the Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor and provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any change in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent and other parties. For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund. The fee to be paid to Touchstone Advisors by each Fund during its current fiscal year is set forth below. Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fees.

During the most recent fiscal year, the fee paid to Touchstone Advisors by each Fund (except the Ohio Tax-Free Money Market Fund) was __% of its average daily net assets. The fee paid to Touchstone Advisors by the Ohio Tax-Free Money Market Fund was __% of its average daily net assets. These advisory fees are net of advisory fees waived by Touchstone Advisors, if any.

CONTRACTUAL FEE WAIVER AGREEMENT

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Funds' total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940
Act) limited. As a result, the Funds' total operating expenses (including Rule 12b-1 fees) will not exceed the amounts set forth below. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect until October 31, 2010.

Florida Tax-Free Money Market Fund                        0.75%
Ohio Tax-Free Bond Fund Class A                           0.85%
Ohio Tax-Free Bond Fund Class C                           1.60%
Ohio Tax-Free Money Market Fund Class A                   0.75%
Ohio Tax-Free Money Market Fund Institutional Class       0.50%
Tax-Free Money Market Fund Class A                        0.89%
Tax-Free Money Market Fund Class S                        1.15%

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT WASHINGTON") 303 BROADWAY, SUITE 1200, CINCINNATI, OHIO 45202

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for each Fund, according to the Fund's investment goals and strategies.

John J. Goetz, CFA, is primarily responsible for managing each Fund's portfolio. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000 and was employed by the Funds' previous investment adviser from 1981 until 2000. Jay M. Devine is the co-manager of the Money Market Funds. Mr. Devine began working at Fort Washington in July 2000 as a Money Market Analyst and was named Portfolio Manager in September 2001.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

SUB-ADVISORY FEES

Touchstone Advisors pays sub-advisory fees to the Sub-Advisor from its advisory fees. The fees that the Sub-Advisor receives are included in the advisory fees.

ADDITIONAL INFORMATION

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Funds. A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements is in the Trust's December 31, 2008 Semiannual Report.

CHOOSING A CLASS OF SHARES

SHARE CLASS OFFERINGS. The Ohio Tax-Free Bond Fund offers Class A and Class C shares. The Ohio Tax-Free Money Market Fund offers Class A and Institutional shares. The Tax-Free Money Market Fund offers Class A and Class S shares. Each class of shares has different fees and features. The amount of fees you pay will depend on which class of shares you decide to purchase.

OHIO TAX-FREE BOND FUND - CLASS A SHARES

The offering price of Class A shares is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. The Class A shares of the Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund are not subject to the front-end sales charge. Class A shares are subject to a 12b-1 fee.

CLASS A SALES CHARGE. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares of the Ohio Tax-Free Bond Fund. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.
                                                                   Sales Charge
                                                 Sales Charge        as % of
                                                   as % of          Net Amount
Amount of Your Investment                       Offering Price      Invested
--------------------------------------------------------------------------------
Under $50,000                                       4.75%             4.99%
$50,000 but less than $100,000                      4.50%             4.71%
$100,000 but less than $250,000                     3.50%             3.63%
$250,000 but less than $500,000                     2.95%             3.04%
$500,000 but less than $1 million                   2.25%             2.30%
$1 million or more                                  0.00%             0.00%
--------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of the Ohio Tax-Free Bond Fund. If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge ("CDSC") of 1% on the shares redeemed, if a commission was paid by Touchstone to a participating unaffiliated broker-dealer. There is no front-end sales charge on exchanges between Funds or dividends reinvested in the Fund. In addition, there is no front-end sales charge on the following purchases:

o Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having selling agreements with Touchstone.

o Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone.

o Purchases by a trust department of any financial institution in its capacity as trustee to any trust.

o Purchases through authorized processing organizations described in this Prospectus.

o Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.

o Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.

o Purchases by shareholders who owned shares of Touchstone Funds Group Trust as of November 17, 2006 who are purchasing additional shares for their account or opening new accounts in any Touchstone Fund. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

o Reinvestment of redemption proceeds from Class A or Class B shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

* Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee. The term "employee" is deemed to include current and retired employees.

Sales charge waivers must be qualified in advance by Touchstone by marking the appropriate section on the investment application and completing the "Eligibility for Exemption from Sales Charge" form. You can obtain the application and form by calling Touchstone Securities, Inc. ("Touchstone") at
1.800.543.0407 or by visiting the touchstoneinvestments.com website. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.

REDUCED CLASS A SALES CHARGE. You may also purchase Class A shares of the Ohio Tax-Free Bond Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers ("Qualified Purchasers") may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o an individual, an individual's spouse, an individual's children under the age of 21; or

      o a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or

      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or

      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts ("Qualified Accounts") held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o     Individual accounts

      o     Joint tenant with rights of survivorship accounts

      o     Uniform gift to minor accounts ("UGTMA")

      o     Trust accounts

      o     Estate accounts

      o     Guardian/Conservator accounts

      o     IRA accounts, including Traditional, Roth, SEP, and SIMPLE accounts

      o     Coverdell Education Savings Accounts

RIGHTS OF ACCUMULATION PROGRAM. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account. You or your dealer must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone will calculate the combined value of all of the Qualified Purchaser's Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

LETTER OF INTENT. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

OTHER INFORMATION. Information about sales charges and breakpoints is also available in a clear and prominent format on the touchstoneinvestments.com website. You can access this information by selecting "Sales Charges and Breakpoints" under the "Pricing & Performance" link. For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

OHIO TAX-FREE BOND FUND - CLASS C SHARES

Class C shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them. Class C shares are subject to a 12b-1 fee.

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

OHIO TAX-FREE MONEY MARKET FUND - CLASS A AND INSTITUTIONAL SHARES

Class A Shares are subject to a 12b-1 distribution fee of up to 0.25% of average daily net assets.

Institutional Shares are not subject to a 12b-1 distribution fee, but have a higher minimum initial investment requirement and do not offer checkwriting, the automatic investment plan or the systematic withdrawal plan. The minimum initial investment in Institutional shares ordinarily is $1 million.

DISTRIBUTION ARRANGEMENTS

12B-1 DISTRIBUTION PLANS

OHIO TAX-FREE BOND FUND. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (referred to as the "1940 Act") for its Class A and Class C shares. Each plan allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Fund pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Fund pays an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUNDS. Each Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows Class A shares of the Tax-Free Money Market Fund, Class A shares of the Ohio Tax-Free Money Market Fund and shares of the Florida Tax-Free Money Market Fund to pay an annual fee of up to 0.25% of average daily net assets for the sale and distribution of shares. The plan allows Class S shares of the Tax -Free Money Market Fund to pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). However, the current annual 12b-1 fees for Class S shares of the Tax-Free Money Market Fund are limited to up to 0.60% of the average daily net assets attributable to that class. Because these fees are paid out of a Money Market Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Funds directly from Touchstone, through your financial advisor, or through a processing organization (Class S shares are available only through your financial advisor). In any event, you must complete an investment application. You may obtain an investment application from Touchstone or your financial advisor, or by visiting our website at touchstoneinvestments.com.

INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUNDS

ALL SHARE CLASSES EXPECT CLASS S SHARES:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o     You may also open an account through your financial advisor.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). You may also exchange Class A or Class C shares of a Fund for Class A shares of any Touchstone money market fund, except the Institutional Money Market Fund.

o     You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

o If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated broker-dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

CLASS S SHARES:

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone may be automatically invested in Class S shares of the Fund on a Business Day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus. You should also ask the financial institution if they are authorized by Touchstone to receive purchase and sales orders on their behalf. If the financial institution is not authorized, then your order could be rejected which could subject your investment to market risk.

o Your financial institution will act as the shareholder of record of your Class S shares.

o Purchase orders received by financial institutions by 4:00 p.m. ET are processed at that day's NAV. Purchase orders received by financial institutions after 4:00 p.m. ET are processed at the NAV next determined on the following Business Day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

o If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your purchase orders must be received may be earlier.

o You may receive a dividend in the Fund on the Business Day you wire an investment if your financial institution notifies Touchstone of the wire by 12:00 noon ET on that day. Your purchase will be priced based on the Fund's NAV next computed after the order is received in proper form.

o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after the order is received in proper form. A purchase or sales order transmitted through a financial institution that is not authorized by Touchstone may be rejected.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

o Shares held through a financial institution may be transferred into your name following procedures established by your financial institution and Touchstone.

o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

o     For more information about how to purchase shares, call Touchstone at
      1.800.543.0407 or call your financial institution.

BY EXCHANGE

o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

o     You do not have to pay a fee for your exchange.

o You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

SPECIAL TAX CONSIDERATION

For federal income tax purposes, an exchange of shares in one Fund for shares of another Fund is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

THROUGH PROCESSING ORGANIZATIONS

You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations ("Authorized Processing Organizations") to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf. If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk. When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone. The Authorized Processing Organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV or offering price (which is NAV plus any applicable sales charge), if applicable, next computed after such order is received in proper form by an Authorized Processing Organization, or its authorized designee. A purchase or sales order transmitted through an entity that is not an Authorized Processing Organization, or its authorized designee, may be rejected.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone. Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES

Each Fund's share price (NAV) and public offering price (NAV plus any applicable sales charge) are normally determined every day the New York Stock Exchange ("NYSE") is open for trading ("Business Day") at 4:00 p.m. ET. We price direct purchases in the Funds based upon the next determined public offering price after your order is received. Direct purchase orders received by Touchstone, or an Authorized Processing Organization, by 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or an Authorized Processing Organization, after 4:00 p.m. ET, are processed at the public offering price next determined on the following Business Day. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your purchase order must be received may be earlier and the Funds' shares may be priced earlier.

ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

o     Banks may charge a fee for handling wire transfers.

o If you notify Touchstone by 12:00 noon ET that you are placing a wire purchase order in a Money Market Fund and send your wire purchase order to Touchstone by the close of the Federal Reserve wire transfer system that day, you will be entitled to receive that day's dividend. If Touchstone does not receive your wire purchase order by the close of the Federal Reserve wire transfer system on the day you place your order, your purchase will be canceled and you will be responsible for any resulting loss or fees incurred by the Money Market Fund.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Investing in the Funds - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in a Fund will not be available for redemption until three Business Days after the automatic investment. This option is not available to Institutional shares of the Ohio Tax-Free Money Market Fund or the Class S shares of the Tax-Free Money Market Fund.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in the same class of shares of another Touchstone Fund without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in the Funds. This option is not available to Institutional shares of the Ohio Tax-Free Money Market Fund or the Class S shares of the Tax-Free Money Market Fund.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES

You may sell some or all of your shares on any Business Day. If your request is received by Touchstone, or an Authorized Processing Organization, in proper form by 4:00 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. If the NYSE closes early or the Bond Market Association recommends that the securities markets close early, the time that your sale request must be received may be earlier.

ALL SHARE CLASSES EXPECT CLASS S SHARES:

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.

o You may only sell shares over the telephone if the amount is less than $100,000.

o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o If we receive your sale request by 4:00 p.m. ET, the sale of your shares will be processed at the next determined NAV on that Business Day. Otherwise it will occur on the next Business Day.

o The proceeds of sales of shares in a Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made by 12:00 noon ET.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

o     Requiring personal identification

o Making checks payable only to the owner(s) of the account shown on Touchstone's records

o     Mailing checks only to the account address shown on Touchstone's records

o     Directing wires only to the bank account shown on Touchstone's records

o     Providing written confirmation for transactions requested by telephone

o     Digitally recording instructions received by telephone

BY MAIL

o     Write to Touchstone.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (see "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.

o You may be charged a fee by Touchstone's custodian and by your bank. (There is no fee charged by Touchstone's custodian for wire redemptions of Institutional shares in the Ohio Tax-Free Money Market Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an Automated Clearing House ("ACH") transaction. Contact Touchstone for more information.

BY CHECK

o You may establish checkwriting privileges in the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund (Class A shares only) and the Florida Tax-Free Money Market Fund and redeem shares by check.

o     There is no fee for writing checks.

o The minimum amount of each check redemption is $100. Checks written for less than the minimum amount may be returned. You may be charged a fee for returned checks.

o Checks will be processed at the NAV on the day the check is presented to the custodian for payment.

o If the amount of your check is more than the value of the shares held in your account, the check will be returned and you may be charged a fee for insufficient funds.

o     Checks cannot be certified.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no special fee for this service.

o The systematic withdrawal plan is not available to Institutional shares of the Ohio Tax-Free Money Market Fund.

SPECIAL TAX CONSIDERATION

      Systematic withdrawals in the Ohio Tax-Free Bond Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR AUTHORIZED PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the Authorized Processing Organization.

o Your financial advisor or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

CLASS S SHARES:

The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made by 12:00 noon ET.

o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

o     Your financial institution may charge you a fee for selling your shares.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your financial institution may be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - OHIO TAX-FREE BOND FUND

If you purchase $1 million or more Class A shares of the Ohio Tax-Free Bond Fund at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase. If you redeem Class C shares of the Ohio Tax-Free Bond Fund within 1 year of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Ohio Tax-Free Bond Fund.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder

o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

When  we determine whether a CDSC is payable on a redemption, we assume that:

o     The redemption is made first from amounts not subject to a CDSC; then

o     From the earliest purchase payment(s) that remain invested in the Fund

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in A Shares of the Touchstone Funds where a commission was paid by Touchstone to a participating unaffiliated dealer.

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Ohio Tax-Free Bond Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Ohio Tax-Free Bond Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These exchange limits and excessive trading policies and procedures generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in Touchstone Funds for their customers through which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the Investment Company Act of 1940, Touchstone Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

Touchstone Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. Touchstone Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS

OHIO TAX-FREE BOND FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 Business Days) after receipt of a proper request.

MONEY MARKET FUNDS. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 3 Business Days (normally within 1 Business Day) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR AUTHORIZED PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or Authorized Processing Organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or Authorized Processing Organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

REINSTATEMENT PRIVILEGE. You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone. If the redemption proceeds were from the sale of your Class A shares, you can reinvest into Class A shares of any Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone receives your request. If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment.

SPECIAL TAX CONSIDERATION

      You should contact your tax advisor if you use the Reinstatement
      Privilege.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o When the NYSE or bond market is closed on days other than customary weekends and holidays

o     When trading on the NYSE or bond market is restricted

o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax on the amount by which the fair market value of the securities sold exceeds the basis of the Fund shares redeemed.

PRICING OF FUND SHARES

The Ohio Tax-Free Bond Fund calculates its share price (NAV) by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price (NAV plus a sales charge, if applicable) determined after Touchstone or an Authorized Processing Organization receives your purchase or sales order in proper form.

The Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 397 days or less and invests only in securities that meet its quality standards and present minimal credit risks. The Money Market Funds' obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Funds to maintain a stable NAV per share. However, there is no assurance that any Money Market Fund will be able to do so.

The tax-exempt assets held by the Ohio Tax-Free Bond Fund are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Fund for which market quotations are not available will be priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

SPECIAL TAX CONSIDERATION

      You are urged to consult your own tax advisor to address your own tax situation and the impact an investment in a Fund will have on your tax situation.

Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Each Fund's net investment income dividends will accrue daily and be paid monthly. Distributions of any capital gains earned by a Fund will be made at least annually. If you own shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional shares in the Fund unless you elect to receive payment in cash. To elect cash payments, you must notify each Fund in writing or by phone prior to the date of distribution. Your election will be effective for dividends and distributions paid after we receive your notice. To cancel your election, simply send written notice to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203, or call Touchstone at 1.800.543.0407.

TAX INFORMATION

GENERAL. The Funds intend to qualify annually to be treated as regulated investment companies under the Code. As such, the Funds will not be subject to federal income taxes on the earnings the Funds distribute to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a regulated investment company, it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35%. Also, all distributions from earnings and profits (as determined under federal income tax principles) to you will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporate shareholders.

DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income. Income exempt from federal tax may be subject to state and local tax.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is generally derived from interest rather than dividends, no portion of these distributions would be eligible for the dividends received deduction available to corporations. The Funds expect that their distributions will primarily consist of investment income.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Funds.

ORDINARY INCOME. Net investment income (other than "exempt-interest dividends") and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Capital gains are taxable to individual investors at different rates depending upon how long a Fund has held the underlying capital asset. The Fund normally will not distribute capital gains that are taxable as long term capital gains for federal income tax purposes.

NET CAPITAL GAINS. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

SALE OR EXCHANGE OF SHARES. You will not recognize any gain or loss on the sale (redemption) or exchange of a Money Market Fund's shares so long as it maintains a stable price of $1.00 a share. It is a taxable event for you if you sell shares of the Ohio Tax-Free Bond Fund. Depending on the purchase price and the sale price of the shares of the Ohio Tax-Free Bond Fund that you sell, you may have a taxable gain or loss on the transaction.

SPECIAL TAX CONSIDERATION

      For federal income tax purposes, an exchange of shares in one Fund for shares of another Fund is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

SPECIAL TAX CONSIDERATION

o OHIO TAX-FREE BOND FUND, OHIO TAX-FREE MONEY MARKET FUND. Distributions from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

o FLORIDA TAX-FREE MONEY MARKET FUND. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida no longer imposes an intangible personal property tax on Florida residents.

THIS SECTION IS ONLY A SUMMARY OF SOME IMPORTANT INCOME TAX CONSIDERATIONS THAT MAY AFFECT YOUR INVESTMENT IN THE FUNDS. MORE INFORMATION REGARDING THESE CONSIDERATIONS IS INCLUDED IN OUR SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING THE EFFECTS OF AN INVESTMENT IN THE FUNDS ON YOUR TAX SITUATION.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund were audited by _________, an independent registered public accounting firm. The report of _____________, along with each Fund's financial statements and related notes, appears in the 2009 Annual Report for the Funds. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1.800.543.0407. The Annual Report has been incorporated by reference into the SAI.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, OH 45202-4203

SHAREHOLDER SERVICE
1.800.543.0407

*A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

[LOGO] TOUCHSTONE INVESTMENTS(R)
       303 Broadway, Suite 1100
       Cincinnati, OH 45202-4203



Go paperless, sign up today at:
www.touchstoneinvestments.com/home

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor or by contacting Touchstone Investments at 1.800.543.0407. The SAI and Financial Reports are also available on the Touchstone Investments website at www.touchstoneinvestments.com/home/formslit/

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 1, 2009

--------------------------------------------------------------------------------
                                CLASS A    CLASS C    CLASS S    INSTITUTIONAL
--------------------------------------------------------------------------------
Florida Tax-Free Money           TFRXX
Market Fund
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund          TOHAX      TOHCX
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market       TOHXX                               TIOXX
Fund
--------------------------------------------------------------------------------
Tax-Free Money Market Fund       TTFXX                 TTSXX
--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus and relates only to the above-referenced funds (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Touchstone Tax-Free Trust (the "Trust") and should be read together with the Funds' Prospectuses dated November 1, 2009. The Funds' financial statements are contained in the Trust's Annual Report and Semiannual Report, which are incorporated into and deemed to be part of this SAI. You may receive a copy of a Fund's Prospectus or the Trust's most recent Annual or Semiannual Report by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling the Trust at 1-800-543-0407, or by visiting our website at www.touchstoneinvestments.com.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                            TOUCHSTONE TAX-FREE TRUST
                            303 BROADWAY, SUITE 1100
                           CINCINNATI, OHIO 45202-4203

                                TABLE OF CONTENTS                           PAGE

THE TRUST.......................................................................

MUNICIPAL OBLIGATIONS...........................................................

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS...................................

INVESTMENT LIMITATIONS..........................................................

TRUSTEES AND OFFICERS...........................................................

THE INVESTMENT ADVISOR AND SUB-ADVISOR..........................................

PORTFOLIO MANAGERS..............................................................

THE DISTRIBUTOR.................................................................

DISTRIBUTION PLANS..............................................................

SECURITIES TRANSACTIONS.........................................................

CODE OF ETHICS..................................................................

PORTFOLIO TURNOVER..............................................................

DISCLOSURE OF PORTFOLIO HOLDINGS................................................

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE............................

CHOOSING A SHARE CLASS..........................................................

OTHER PURCHASE AND REDEMPTION INFORMATION.......................................

TAXES...........................................................................

PRINCIPAL SECURITY HOLDERS......................................................

CUSTODIAN.......................................................................

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................

TRANSFER AND SUB-ADMINISTRATIVE AGENT...........................................

FINANCIAL STATEMENTS............................................................

APPENDIX........................................................................

THE TRUST

Touchstone Tax-Free Trust (the "Trust") is an open-end, management investment company that was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers four series of shares to investors: the Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund (formerly the Ohio Insured Tax-Free Fund), the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, and the Ohio Tax-Free Bond Fund is a non-diversified open-end management investment company. The Tax-Free Money Market Fund is a diversified open-end management investment company. Each Fund has its own investment goals and policies.

Touchstone Advisors, Inc. (the "Advisor") is the investment manager and administrator for each Fund. The Advisor has selected Fort Washington Investment Advisors, Inc. (the "Sub-Advisor"), to manage, on a daily basis, the assets of each Fund. The Advisor has sub-contracted certain administrative and accounting services to JPMorgan Chase Bank, N.A. ("JPMorgan"). Touchstone Securities, Inc. (the "Distributor") is the principal distributor of the Funds' shares. The Sub-Advisor and the Distributor are affiliates of the Advisor.

Pursuant to an Agreement and Plan of Reorganization dated February 4, 2004, the Ohio Tax-Free Bond Fund acquired all of the assets and liabilities of the Tax-Free Intermediate Term Fund and the Tax-Free Intermediate Term Fund was liquidated as a series of the Trust on May 24, 2004. On April 29, 2008, the Ohio Insured Tax-Free Fund changed its principal investment strategy and changed its name to the Ohio Tax-Free Bond Fund.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent. Both Class A shares and Institutional shares of the Ohio Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Class A shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares;
(iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Class A shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Both Class A and Class S shares of the Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and
(v) each class offers different features and services to shareholders.

Both Class A and Class C shares of the Ohio Tax-Free Bond Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS

Each Fund invests primarily in municipal obligations. Municipal obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund invest primarily in Ohio obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The Florida Tax-Free Money Market Fund invests primarily in Florida obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal Obligations consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works; to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users, which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. However, the American Recovery and Reinvestment Act of 2009 ("ARRA") provides that interest from certain private activity bonds will not constitute an item of tax preference for shareholders for purposes of the alternative minimum tax. In addition, interest from governmental bonds and certain private activity bonds will not result in an adjustment for corporate shareholders in determining their alternative minimum tax. A proportionate share of exempt-interest dividends paid to a regulated investment company with investments in private activity bonds will be treated as a preference item to shareholders to the extent the private activity obligations are not of the type covered by ARRA. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax. Shareholders are urged and advised to consult their own tax advisors regarding the consequences, if any, that distributions from the Fund will have on their potential alternative minimum tax computation.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

      1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

      2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

      3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interest will be tax-exempt when distributed as dividends to shareholders. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate that is tied to the prevailing interest rate of another financial instrument. Variable rate obligations have an interest rate that is adjusted at specified intervals to a market interest rate at the time of reset. Periodic interest rate adjustments help stabilize the obligations' market values and cause their price to approximate par. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on a quarterly to annual basis. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

INVERSE FLOATING OBLIGATIONS. The Ohio Tax-Free Bond Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market value of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price that a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Ohio Tax-Free Bond Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate which, along with the regular amortization of the principal, may make them attractive for a portion of the Fund's assets. Certain of these lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

The Ohio Tax-Free Bond Fund will not invest more than 10% of its net assets in lease obligations if the Sub-Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Fund does not intend to invest more than an additional 5% of its net assets in municipal lease obligations determined by the Sub-Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Sub-Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Fund will only purchase unrated lease obligations that meet its quality standards, as determined by the Sub-Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS. The Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (the "Money Market Funds") may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs that may rate the obligations of the Money Market Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service ("S&P"), Fitch Ratings ("Fitch") or Dominion Bond Rating Service, Limited ("Dominion").

The Ohio Tax-Free Bond Fund may invest in Municipal Obligations rated at the time of purchase within the three highest grades assigned by Moody's, S&P, Fitch or Dominion. The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. The Ohio Tax-Free Bond Fund may also invest in tax-exempt notes and commercial paper determined by the Sub-Advisor to meet the Fund's quality standards. The Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG-1, MIG-2 or MIG-3), Fitch (F1+, F1 or F2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (F1 or F2).

The ratings of Moody's, S&P, Fitch and Dominion represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation that depends on credit of the U.S. Government (e.g., project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P, Fitch or Dominion. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P, Fitch or Dominion. Each Fund may also invest in Municipal Obligations that are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable. A description of the Municipal Obligation ratings by Moody's, S&P, Fitch and Dominion is in the Appendix to this SAI.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

A more detailed discussion of some of the investment policies of the Funds described in the Prospectuses appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper. The Appendix contains more information about commercial paper ratings.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of certificates of deposit, eligible bankers' acceptances or securities that are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

SECURITIES LENDING. In order to generate additional income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of: (1) cash in U.S. dollars; (2) securities issued or fully guaranteed by the United States government or issued and unconditionally guaranteed by any agencies thereof; or (3) irrevocable performance letters of credit issued by banks approved by each Fund. All collateral must equal at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. The SEC currently requires that the following conditions must be met whenever the Fund's portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. As a matter of current operating policy, each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

BORROWING. Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. If at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, the Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund and the Florida Tax-Free Money Market Fund may each borrow money from banks or other lenders, as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding 10% of its total assets. Each of these Funds may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Each of these Funds will not make any additional purchases of portfolio securities while borrowings are outstanding. These policies are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above.

SECURITIES WITH LIMITED MARKETABILITY. As a matter of current operating policy, each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Ohio Tax-Free Bond Fund) lease obligations for which there is no secondary market. This policy is not fundamental for each Fund and may be changed by the Board of Trustees without shareholder approval.

OTHER INVESTMENT COMPANIES. Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets would be invested in the aggregate in all investment companies. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.

The Advisor has received an exemptive order from the SEC that permits each non-money market fund to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each non-money market fund may invest up to 25% of its assets in affiliated money market funds, subject to its investment limitations and certain other conditions pursuant to the exemptive order.

TEMPORARY INVESTMENTS. A Fund may take temporary defensive positions that are inconsistent with the Fund's normal investment strategies in response to adverse or unusual market, economic, political, or other conditions as determined by the advisor. Such positions could include, but are not limited to, investments in
(1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. In addition, a Fund may hold uninvested cash on a temporary basis if, in the advisor's discretion, market conditions warrant. A Fund's uninvested cash balances may or may not earn interest while maintained at the Fund's custodian. There is no limit on the extent to which a Fund may take temporary defensive positions. In taking such positions, a Fund may fail to achieve its investment objective.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS. The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. The vote of a majority of the outstanding shares means the vote of the lesser of (1) 67% or more of the shares present or represented by proxy at the meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy, or
(2) more than 50% of the outstanding shares. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE FUNDAMENTAL LIMITATIONS FOR EACH FUND ARE:

      1. Diversification. For the Tax-Free Money Market Fund only, the Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      2. Borrowing Money. The Funds may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

      3. Underwriting. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

      4. Loans. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities,
      (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

      5. Real Estate. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

      6. Commodities. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

      7. Concentration. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      8. Senior Securities. The Funds may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

      1. Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

      2. Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

      3. Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

      4. Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its Statement of Additional Information.

      5. Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

THE 80% FUNDAMENTAL INVESTMENT LIMITATIONS FOR THE FUNDS ARE:

      1. 80% INVESTMENT POLICY (OHIO TAX-FREE BOND FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

      2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

      3. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax.

      4. 80% INVESTMENT POLICY (TAX-FREE MONEY MARKET FUND). Under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax.

NONFUNDAMENTAL LIMITATIONS. The Trust, on behalf of the Funds, has adopted the following 80% nonfundamental investment limitations. These limitations may be changed by the Board of Trustees without shareholder approval. Shareholders will be provided with at least 60 days' prior notice of any change in a Fund's nonfundamental investment policy. The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

THE 80% NONFUNDAMENTAL INVESTMENT LIMITATIONS ARE:

      1. 80% INVESTMENT POLICY (OHIO TAX-FREE BOND FUND). Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds,.

      2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Ohio municipal obligations.

      3. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Florida municipal obligations.

With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Funds will not purchase securities for which there are legal or contractual restrictions on resale if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The Funds do not presently intend to sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Market Fund and the Ohio Tax-Free Bond Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation. (See the paragraph entitled "Temporary Investments" under the section "Definitions, Policies and Risk Considerations").

TRUSTEES AND OFFICERS

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held. All funds managed by the Advisor are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of the Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees."

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                                     NUMBER OF
                                        OFFICE                                                        FUNDS
                                        AND                                                          OVERSEEN
NAME                      POSITION      LENGTH OF                                                     IN THE            OTHER
ADDRESS                   HELD WITH     TIME                                                        TOUCHSTONE      DIRECTORSHIPS
YEAR OF BIRTH             TRUST         SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS  FUND COMPLEX(3)      HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder          Trustee and   Until        President and CEO of IFS Financial                48         Director of
Touchstone Advisors, Inc  President     retirement   Services, Inc. (a holding company).                          LaRosa's (a
303 Broadway                            at age 75                                                                 restaurant chain),
Cincinnati, OH                          or until                                                                  Capital Analysts
Year of Birth: 1955                     she resigns                                                               Incorporated (an
                                        or is                                                                     investment
                                        removed                                                                   advisor and
                                                                                                                  broker-dealer),
                                        Trustee                                                                   IFS Financial
                                        since 1999                                                                Services, Inc. (a
                                                                                                                  holding company),
                                                                                                                  IFS Fund
                                                                                                                  Distributors (a
                                                                                                                  broker-dealer),
                                                                                                                  Integrity and
                                                                                                                  National
                                                                                                                  Integrity Life
                                                                                                                  Insurance Co.,
                                                                                                                  Touchstone
                                                                                                                  Securities (the
                                                                                                                  Trust's
                                                                                                                  distributor),
                                                                                                                  Touchstone
                                                                                                                  Advisors (the
                                                                                                                  Trust's
                                                                                                                  investment
                                                                                                                  advisor and
                                                                                                                  administrator),
                                                                                                                  W&S Brokerage
                                                                                                                  Services (a
                                                                                                                  broker-dealer)
                                                                                                                  and W&S Financial
                                                                                                                  Group
                                                                                                                  Distributors (a
                                                                                                                  distribution
                                                                                                                  company).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                                     NUMBER OF
                                        OFFICE                                                        FUNDS
                                        AND                                                          OVERSEEN
NAME                      POSITION      LENGTH OF                                                     IN THE            OTHER
ADDRESS                   HELD WITH     TIME                                                        TOUCHSTONE      DIRECTORSHIPS
YEAR OF BIRTH             TRUST         SERVED(2)    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS  FUND COMPLEX(3)      HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox            Trustee       Until         President and Chief Executive Officer of           48       Director of
105 East Fourth                         retirement    Cox Financial Corp. (a financial services                   Cincinnati Bell
Street                                  at age 75     company).                                                   (a communications
Cincinnati, OH                          or until he                                                               company),
Year of Birth: 1947                     resigns or                                                                Bethesda Inc. (a
                                        is removed                                                                hospital), Timken
                                                                                                                  Co. (a
                                        Trustee                                                                   manufacturing
                                        since 1999                                                                company), Diebold
                                                                                                                  (a technology
                                                                                                                  solutions
                                                                                                                  company), and
                                                                                                                  Ohio Business
                                                                                                                  Alliance for
                                                                                                                  Higher Education.
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner          Trustee       Until         Principal of HJL Enterprises (a privately          48       None
c/o Touchstone                          retirement    held investment company).
Advisors, Inc.                          at age 75
303 Broadway                            or until he
Cincinnati, OH                          resigns or
Year of Birth: 1938                     is removed

                                        Trustee
                                        since 1989
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann        Trustee       Until         Executive for Duro Bag Manufacturing Co.           48       None.
c/o Touchstone                          retirement    (a bag manufacturer) from 2002 -2008.
Advisors, Inc.                          at age 75     President of Shor Foundation for Epilepsy
303 Broadway                            or until he   Research (a charitable foundation)
Cincinnati, OH                          resigns or
Year of Birth: 1938                     is removed

                                        Trustee
                                        since 2005
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg       Trustee       Until         Retired Partner of KPMG LLP (a certified           48       Trustee of
c/o Touchstone                          retirement    public accounting firm). Vice President of                  Tri-Health
Advisors, Inc.                          at age 75     St. Xavier High School.                                     Physician
303 Broadway                            or until he                                                               Enterprise
Cincinnati, OH                          resigns or                                                                Corporation.
Year of Birth: 1934                     is removed

                                        Trustee
                                        since 1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti           Trustee       Until         CEO, Chairman and Director of Avaton, Inc.         48       None
c/o Touchstone                          retirement    (a wireless entertainment company) until
Advisors, Inc.                          at age 75     2006.  President of Cincinnati Biomedical
303 Broadway                            or until he   (a life science and economic development
Cincinnati, OH                          resigns or    company) from 2003 - 2007. Chairman of
Year of Birth: 1948                     is removed    Integrated Media Technologies (a media
                                                      company) Trustee since 2002
------------------------------------------------------------------------------------------------------------------------------------
Susan J. Hickenlooper     Trustee       Until         President and Trustee of Episcopal                 48       Trustee of
c/o Touchstone                          retirement    Retirement Homes Foundation                                 Gateway Trust (a
Advisors, Inc.                          at age 75                                                                 charitable
303 Broadway                            or until he                                                               organization),
Cincinnati, OH                          resigns or                                                                Trustee of
Year of Birth: 1946                     is removed                                                                Cincinnati Parks
                                                                                                                  Foundation.
                                        Trustee
                                        since 2009
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and Distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 4 series of the Trust, 6 series of Touchstone Strategic Trust, 4 series of Touchstone Investment Trust, 11 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 4 series of Touchstone Institutional Funds Trust.


(4) Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

---------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
---------------------------------------------------------------------------------------------------------------
            NAME                TERM OF OFFICE AND
          ADDRESS                   POSITION          LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST
       YEAR OF BIRTH           HELD WITH TRUST(1)         SERVED                        5 YEARS
---------------------------------------------------------------------------------------------------------------
Jill T. McGruder              President             Until resignation,   See biography above.
Touchstone Advisors, Inc.                           removal or
303 Broadway                                        disqualification
Cincinnati, OH
Year of Birth: 1955                                 President since
                                                    2004; President
                                                    from 2000-2002
---------------------------------------------------------------------------------------------------------------
Brian E. Hirsch               Vice President and    Until resignation,   Senior Vice President and Chief
Touchstone Advisors, Inc.     Chief Compliance      removal or           Compliance Officer of IFS Financial
303 Broadway                  Officer               disqualification     Services, Inc.
Cincinnati, OH
Year of Birth: 1956                                 Vice President
                                                    since 2003
---------------------------------------------------------------------------------------------------------------
Steven M. Graziano            Vice President        Until resignation,   President of Touchstone Advisors,
Touchstone Advisors, Inc.                           removal or           Inc.; Executive Vice President of
303 Broadway                                        disqualification     Pioneer Investment Management, Head
Cincinnati, OH                                                           of Retail Distribution and Strategic
Year of Birth: 1954                                 Vice President       Marketing 2007 - 2008; Executive
                                                    since 2009           Vice President of Pioneer Investment
                                                                         Management, Chief Marketing Officer
                                                                         2002 - 2007.
---------------------------------------------------------------------------------------------------------------
William A. Dent               Vice President        Until resignation,   Senior Vice President of Touchstone
Touchstone Advisors, Inc.                           removal or           Advisors, Inc.
303 Broadway                                        disqualification
Cincinnati, OH
Year of Birth: 1963                                 Vice President
                                                    since 2004
---------------------------------------------------------------------------------------------------------------
Gregory A. Harris             Vice President        Until resignation,   Vice President-Fund Administration
Touchstone Advisors, Inc.                           removal or           of Touchstone Investments; Managing
303 Broadway                                        disqualification     Director, Fund Project Services,
Cincinnati, OH                                                           Inc. 1998 - 2007.
Year of Birth: 1968                                 Vice President
                                                    since 2007
---------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft          Controller and        Until resignation,   Chief Financial Officer of IFS
Touchstone Advisors, Inc.     Treasurer             removal or           Financial Services, Inc.
303 Broadway                                        disqualification
Cincinnati, OH
Year of Birth: 1962                                 Controller since
                                                    2000

                                                    Treasurer since
                                                    2003
---------------------------------------------------------------------------------------------------------------
Jay S. Fitton                 Secretary             Until resignation,   Assistant Vice President and Senior
JPMorgan                                            removal or           Counsel at JPMorgan Chase Bank, N.A.
303 Broadway                                        disqualification
Cincinnati, OH
Year of Birth: 1970                                 Secretary since
                                                    2006. Assistant
                                                    Secretary
                                                    from 2002 - 2006
---------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Funds* and the Touchstone Fund Complex as of December 31, 2008:

                                DOLLAR RANGE OF           DOLLAR RANGE OF        AGGREGATE DOLLAR RANGE
                               EQUITY SECURITIES         EQUITY SECURITIES       OF EQUITY SECURITIES IN
                             IN THE TAX-FREE MONEY     IN THE OHIO TAX-FREE        THE TOUCHSTONE FUND
                                  MARKET FUND            MONEY MARKET FUND             COMPLEX(1)
Phillip R. Cox                        None                     None                       None
H. Jerome Lerner                 Over $100,000             Over $100,000              Over $100,000
Jill T. McGruder                      None                 $1 - $10,000               Over $100,000
Donald C. Siekmann                    None                     None                   Over $100,000
Robert E. Stautberg                   None                     None                   Over $100,000
John P. Zanotti                       None                     None                 $10,001 - $50,000

* The Trustees did not have any beneficial interest in the Florida Tax-Free Money Market Fund or the Ohio Tax-Free Bond Fund. Ownership information for Susan J. Hickenlooper is not included because she did not become a Trustee of the Funds until August, 2009.

(1) The Touchstone Fund Complex consists of 4 series of the Trust, 6 series of Touchstone Strategic Trust, 4 series of Touchstone Investment Trust, 11 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 4 series of Touchstone Institutional Funds Trust.

TRUSTEE COMPENSATION*

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the June 30, 2009 fiscal year.

                                                                   AGGREGATE
                                  COMPENSATION                   COMPENSATION
                                    FROM THE                 FROM THE TOUCHSTONE
NAME                                TRUST(1)                 FUND COMPLEX(1) (2)
Philip R. Cox                           $                             $
H. Jerome Lerner                        $                             $
Jill T. McGruder                       None                         None
Donald C. Siekmann                      $                             $
Robert E. Stautberg                     $                             $
John P. Zanotti                         $                             $

* Compensation for Susan J. Hickenlooper is not included because she did not become a Trustee of the Funds until August, 2009.

(1) The Independent Trustees are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows them to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Fund Complex during the fiscal year ended June 30, 2009 is as follows: Robert E. Stautberg - $10,000.

(2) The Touchstone Fund Complex consists of 4 series of the Trust, 6 series of Touchstone Strategic Trust, 4 series of Touchstone Investment Trust, 11 variable annuity series of Touchstone Variable Series Trust, 19 series of Touchstone Funds Group Trust and 4 series of Touchstone Institutional Funds Trust.

Each Independent Trustee receives a quarterly retainer of $9,500 and a fee of $4,500 for each Board meeting attended in person and $1,500 for attendance by telephone. Each Committee member receives a fee of $2,250 for each committee meeting attended in person and $1,500 for attendance by telephone. The lead Trustee receives an additional $3,000 quarterly retainer. The Committee Chairmen receive an additional $1,500 - $2,000 quarterly retainer, depending on the committee. All fees are split equally among the Touchstone Fund Complex.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Siekmann, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended June 30, 2009, the Audit Committee held four meetings.

GOVERNANCE COMMITTEE. Messrs. Cox and Zanotti and Ms. Hickenlooper are members of the Governance Committee. The Governance Committee is responsible for overseeing the Trust's compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues. During the fiscal year ended June 30, 2009, the Governance Committee held four meetings.

In addition, the Governance Committee is responsible for recommending candidates to serve on the Board. The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

THE INVESTMENT ADVISOR AND SUB-ADVISOR

INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager and administrator. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor. Ms. McGruder, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

INVESTMENT ADVISORY AGREEMENT. Under the terms of the investment advisory agreement between the Trust and the Advisor (the "Advisory Agreement"), the Advisor appoints and supervises the Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not the Sub-Advisor should be replaced, subject to the supervision of, and policies established by, the Board of Trustees of the Trust. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses of outside accounting services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of the custodian, transfer agent and administrative agent appointed by the Trust with respect to the Funds;
(iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies, (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Independent Trustees of the Trust; (x) compliance fees and expenses and (xi) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Advisory Agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

EXPENSE LIMITATION AGREEMENT. Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and/or reimburse expenses in order to limit the Funds' net expenses as follows:

--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund             0.75%
--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                        0.85% for Class A shares
--------------------------------------------------------------------------------
                                               1.60% for Class C shares
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund                0.75% for Class A shares
--------------------------------------------------------------------------------
                                               0.50% for Institutional shares
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                     0.89% for Class A shares
--------------------------------------------------------------------------------
                                               1.15% for Class S shares
--------------------------------------------------------------------------------

These fee waivers and expense limitations will remain in effect until at least October 31, 2010.

ADVISORY FEES AND FEE WAIVERS. Set forth below are the advisory fees incurred by the Funds during the fiscal years ended June 30, 2009, 2008 and 2007. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below.

                                            2009         2008            2007
Florida Tax-Free Money Market Fund(1)         $        $128,998        $125,781
Ohio Tax-Free Bond Fund(2)                    $        $298,019        $339,073
Ohio Tax-Free Money Market Fund(3)            $       $1,507,509      $1,225,499
Tax-Free Money Market Fund(4)                 $        $324,631        $267,299

(1)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $_______, $103,435 and $104,901 during the fiscal years ended June 30, 2009, 2008 and 2007, respectively.

(2)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $________, $240,868 and $254,362 during the fiscal years ended June 30, 2009, 2008 and 2007, respectively.

(3)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $_________, $692,205 and $441,313 during the fiscal years ended June 30, 2009, 2008 and 2007, respectively.

(4)Pursuant to an Expense Limitation Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $_________, $240,315 and $173,154 during the fiscal years ended June 30, 2009, 2008 and 2007, respectively.

ADMINISTRATION AGREEMENT. Effective January 1, 2007, the Advisor provides administrative services to the Trust under an Administration Agreement. The Advisor supervises the performance of the service providers, provides performance and compliance reports, supervises the disbursement of expenses and assists with the development of new series. The Administration Agreement provides that the Trust will pay an administrative fee to the Advisor of 0.20% of aggregate net assets up to $6 billion; 0.16% of the next $4 billion of aggregate net assets and 0.12% on assets in excess of 10 billion. Aggregate net assets include the average daily net assets of all series of Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust and Touchstone Investment Trust, except the TINT Institutional Money Market Fund. The Advisor has sub-contracted certain administrative services to JPMorgan and pays JPMorgan a sub-administrative fee out of its administrative fee. (See "Transfer and Sub-Administrative Agent" in this SAI).

Set forth below are the administrative service fees paid by the Funds to the Advisor during the stated periods:

                                         FOR THE        FOR THE        FOR THE
                                          FISCAL         FISCAL        PERIOD
ADMINISTRATIVE SERVICE FEES (ADVISOR)   YEAR ENDED     YEAR ENDED     01-01-07 -
                                         06/30/09       06/30/08      06-30-07
                                         --------       --------      --------
Florida Tax-Free Money Market Fund          $            $51,626       $22,939
Ohio Tax-Free Bond Fund                     $           $119,209       $64,540
Ohio Tax-Free Money Market Fund             $           $684,219      $268,517
Tax-Free Money Market Fund                  $           $130,092       $53,216

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Sub-Advisor because she is an officer of affiliates of the Sub-Advisor. The Sub-Advisor's base fee with respect to each sub-advised Fund is accrued daily and paid monthly, based on the Fund's average net assets allocated to the Sub-Advisor during the current month.

The Advisor paid to the Sub-Advisor the following amounts for each Fund during the fiscal years ended June 30, 2009, 2008 and 2007:

                                            2009           2008          2007
Florida Tax-Free Money Market Fund            $           $38,691       $37,726
Ohio Tax-Free Bond Fund                       $          $119,182      $135,577
Ohio Tax-Free Money Market Fund               $          $405,297      $343,912
Tax-Free Money Market Fund                    $          $97,374        $80,176

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

Each sub-advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. Each sub-advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

PORTFOLIO MANAGERS

The following charts list the Funds' portfolio managers, the number of their other managed accounts per investment category, the total assets in each category of managed accounts and their beneficial ownership in their managed Fund(s) managed at the end of the June 30, 2009 fiscal year. Listed below the charts is (i) a description of the portfolio managers' compensation structure as of June 30, 2009, and (ii) a description of any material conflicts that may arise in connection with the portfolio manager's management of the Fund's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. As of June 30, 2009, neither portfolio manager managed an account where the advisory fee is based on the performance of the account.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

OHIO TAX-FREE BOND FUND

                                               OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
                                                           NUMBER
                                                           OF             TOTAL ASSETS          BENEFICIAL
PORTFOLIO MANAGER                TYPE OF ACCOUNT           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $1,204,185,427        $1 - $10,000

-----------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------
                        Other Accounts                          14        $1,149,492,573
--------------------------------------------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND

                                               OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
                                                           NUMBER
                                                           OF             TOTAL ASSETS          BENEFICIAL
PORTFOLIO MANAGER                TYPE OF ACCOUNT           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $1,208,704,615        None
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------
                        Other Accounts                          14        $1,149,492,573
--------------------------------------------------------------------------------------------------------------------
Jay Devine              Registered Investment Companies          6        $1,152,117,627        None
-----------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------
                        Other Accounts                          10        $1,139,573,772
--------------------------------------------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND

                                               OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
                                                           NUMBER
                                                           OF             TOTAL ASSETS          BENEFICIAL OWNERSHIP
PORTFOLIO MANAGER                TYPE OF ACCOUNT           ACCOUNTS       IN ACCOUNTS           IN FUND
--------------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $864,912,809          $50,001 - $100,000
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------
                        Other Accounts                          14        $1,149,492,573
--------------------------------------------------------------------------------------------------------------------
Jay Devine              Registered Investment Companies          6        $808,325,821          None
-----------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------
                        Other Accounts                          10        $1,139,573,772
--------------------------------------------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND

                                               OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
                                                           NUMBER
                                                           OF             TOTAL ASSETS          BENEFICIAL
PORTFOLIO MANAGER                TYPE OF ACCOUNT           ACCOUNTS       IN ACCOUNTS           OWNERSHIP IN FUND
--------------------------------------------------------------------------------------------------------------------
John Goetz              Registered Investment Companies          7        $1,241,857,042        None
-----------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------
                        Other Accounts                          14        $1,149,492,573
--------------------------------------------------------------------------------------------------------------------
Jay Devine              Registered Investment Companies          6        $1,185,270,054        None

-----------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-----------------------------------------------------------------------------------------------
                        Other Accounts                          10        $1,139,573,772
--------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. All of Fort Washington's portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Funds). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts. Fort Washington has adopted a Code of Ethics to manage such conflicts in an appropriate way.

THE DISTRIBUTOR

Touchstone Securities, Inc. (the "Distributor"), and the Trust are parties to a distribution agreement ("Distribution Agreement") with respect to the Funds. The Distributor's principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. The Distributor is a registered broker-dealer, and an affiliate of the Advisor by reason of common ownership. The Distributor is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

The Distributor currently allows concessions to dealers who sell shares of the Ohio Tax-Free Bond Fund. The Distributor receives that portion of the sales charge that is not reallowed to the dealers who sell shares of the Fund. The Distributor retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended June 30, 2009, the aggregate underwriting and broker commissions on sales of the Ohio Tax-Free Bond Fund's shares were $______ of which the Distributor paid $_____ to unaffiliated broker-dealers in the selling network, earned $____ as a broker-dealer in the selling network and retained $_____ in underwriting commissions.

For the fiscal year ended June 30, 2008, the aggregate underwriting and broker commissions on sales of the Ohio Tax-Free Bond Fund's shares were $23,537 of which the Distributor paid $16,358 to unaffiliated broker-dealers in the selling network, earned $2,767 as a broker-dealer in the selling network and retained $4,232 in underwriting commissions.

For the fiscal year ended June 30, 2007, the aggregate underwriting and broker commissions on sales of the Ohio Tax-Free Bond Fund's shares were $29,751 of which the Distributor paid $18,933 to unaffiliated broker-dealers in the selling network, earned $5,773 as a broker-dealer in the selling network and retained $5,045 in underwriting commissions.

The Distributor retains the contingent deferred sales charge on redemptions of shares of the Ohio Tax-Free Bond Fund that are subject to a contingent deferred sales charge. For the fiscal years ended June 30, 2009, 2008 and 2007, the Distributor collected $______, $63 and $1,802, respectively, of contingent deferred sales charges on the redemption of Class C shares of the Ohio Tax-Free Bond Fund.

Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor. Ms. McGruder, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to the Distributor.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Distributor may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events. The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. The Advisor may also reimburse the Distributor for making these payments.

The Funds may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS

CLASS A PLAN. The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, SAIs and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Distributor. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of the Florida Tax-Free Money Market Fund, 0.25% of the average daily net assets of Class A shares of the Ohio Tax-Free Bond Fund and the Tax-Free Money Market Fund and 0.25% of the average daily net assets of Class A shares of the Ohio Tax-Free Money Market Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended June 30, 2009, the aggregate distribution-related expenditures of the Ohio Tax-Free Bond Fund, the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund under the Class A Plan were $_____, $____, $_____ and $______, respectively. All distribution expenses incurred under the Class A Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS C PLAN (OHIO TAX-FREE BOND FUND). The Ohio Tax-Free Bond Fund has also adopted a plan of distribution (the "Class C Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to its Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to the Distributor of an account maintenance fee, in an amount equal to an annual rate of 0.25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, the Fund may pay up to an additional 0.75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to 0.75% per annum of the average value of Class C shares owned by its clients, in addition to the 0.25% account maintenance fee described above.

For the fiscal year ended June 30, 2009 the aggregate distribution-related expenditures of the Ohio Tax-Free Bond Fund under the Class C Plan were $_______. All distribution expenses incurred under the Class C Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS S PLAN (TAX-FREE MONEY MARKET FUND). The Tax-Free Money Market Fund has adopted a plan of distribution (the "Class S Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to its Class S shares. The Class S Plan provides for two categories of payments. First, the Class S Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of 0.25% of the average daily net assets of the Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, the Fund may pay up to an additional 0.75% per annum of the daily net assets of the Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to 0.75% per annum of the average value of Class S shares owned by their clients, in addition to the 0.25% account maintenance fee described above. The Fund currently intends to limit the amount of distribution expenses to 0.60% per annum of the average daily net assets of Class S shares.

For the fiscal year ended June 30, 2009, the aggregate distribution-related expenditures of the Tax-Free Money Market Fund under the Class S Plan were $________. All distribution expenses incurred under the Class S Plan were payments to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

GENERAL INFORMATION. Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements. Some financial intermediaries charge fees in excess of the amounts available under the Plans, in which case the Advisor pays the additional fees.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by the Distributors after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution would be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may affect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

In certain instances there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

CODE OF ETHICS

The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by a Fund. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and the Distributor is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER

The Sub-Advisor intends to hold the portfolio securities of the Money Market Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Ohio Tax-Free Bond Fund does not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds' portfolio holdings to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Funds' Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by a Fund, the Advisor, or any other party in connection with the disclosure of information about portfolio securities.

The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

      1)    A request made by a Sub-Advisor for a Fund (or that portion of a
            Fund) that it manages;

      2) A request by executive officers of the Advisor for routine oversight and management purposes;

      3) For use in preparing and distributing routine shareholder reports, including disclosure to the Funds' independent registered public accounting firm, typesetter and printer. Routine shareholder reports are filed as of the end of each calendar quarter with the SEC within 60 days after the quarter end and routine shareholder reports are distributed to shareholders within 60 days after the six-month period. The Funds provide their full holdings to their registered public accounting firm annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter at least 30 days after the end of the calendar quarter. The Funds provide their full holdings to their printer at least 45 days after the six-month period.

      o The Funds provide their top ten holdings on their publicly available website and to market data agencies monthly, as of the end of a calendar month, at least seven business days after month end.

      o The Funds provide their full holdings on their publicly available website, and to market data agencies, their typesetter and printer, quarterly, as of the end of a calendar quarter, at least fifteen days after quarter end.

You may access the public website at www.touchstoneinvestments.com.

Employees of Touchstone Investments and the Funds' Sub-Advisor that are access persons under the Funds' Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds' assets and the Funds' accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund's portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE

The share price, also called NAV, and the public offering price (NAV plus applicable sales charge) of the Funds' shares is normally determined as of 4:00 p.m. eastern time on each day either the bond market or the New York Stock Exchange ("NYSE") is open for trading ("Business Day"). For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectuses.

MONEY MARKET FUNDS. Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of a Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Funds.

Pursuant to Rule 2a-7, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Fund will dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Money Market Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review by the Board of Trustees to determine whether a Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Money Market Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

OHIO TAX-FREE BOND FUND. Tax-exempt portfolio securities are valued for the Ohio Tax-Free Bond Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities.

The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Sub-Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, or when prices are not readily available from a pricing service, the Sub-Advisor will use (consistent with procedures approved by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Ohio Tax-Free Bond Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Sub-Advisor may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted a policy for the Ohio Tax-Free Bond Fund, which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Ohio Tax-Free Bond Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

CHOOSING A SHARE CLASS

OHIO TAX-FREE BOND FUND

The Ohio Tax-Free Bond Fund offers Class A and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in the Fund, but are subject to a 1% contingent deferred sales charge ("CDSC") if they are redeemed within one year of their purchase. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because the Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. The Distributor works with many financial advisors throughout the country that may provide assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. The Distributor believes that these value-added services can benefit you through market cycles.

The chart below compares the sales charges and 12b-1 fees for each share class:

CLASS       SALES CHARGE                                              12B-1 FEE
--------------------------------------------------------------------------------
A           Maximum 4.75% initial sales charge reduced for purchases       0.25%
            $50,000 and over; Purchases of $1 million or more sold without an initial sales charge may be subject to a 1.00% CDSC if shares are redeemed during the 1st year and a commission was paid to an unaffiliated dealer

C           1.00% CDSC during 1st year                                     1.00%
--------------------------------------------------------------------------------
If you are investing $1 million or more, it is generally more beneficial to buy Class A shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES. Class A shares of the Ohio Tax-Free Bond Fund are sold at NAV plus an initial sales charge as shown in the table below. In some cases, the initial sales charges for purchase of Class A shares may be waived or reduced as described in the Prospectus. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of the Fund's average daily net assets allocable to Class A shares.

                                            Percentage            Which               Dealer
                                             of Offering        Equals this         Reallowance
                                           Price Deducted       Percentage         as Percentage
                                             for Sales          of Your Net         of Offering
Amount of Investment                           Charge           Investment             Price
--------------------                           ------           ----------             ------
Less than $50,000                               4.75%              4.99%                4.00%
$50,000 but less than $100,000                  4.50%              4.71%                3.75%
$100,000 but less than $250,000                 3.50%              3.63%                2.75%
$250,000 but less than $500,000                 2.95%              3.04%                2.25%
$500,000 but less than $1,000,000               2.25%              2.30%                1.75%
$1,000,000 or more                              None               None

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers may receive compensation of up to 1.00% of such purchases from the Distributor according to the following schedule:

Amount of Investment                                     Dealer Fee
--------------------                                     -----------
$1 million but less than $3 million                        1.00%
$3 million but less than $5 million                        0.75%
$5 million but less than $25 million                       0.50%
$25 million or more                                        0.25%

The Distributor does not have an annual reset for these fees. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Fund may be aggregated with concurrent purchases of Class A shares of other Touchstone Funds. If a commission was paid to a participating unaffiliated dealer and the Class A shares are redeemed within a year of their purchase, a CDSC of 1.00% will be charged on the redemption. Dealers should contact the Distributor for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from the Ohio Tax-Free Bond Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC on Certain Redemptions of Class A Shares" below.

CLASS C SHARES. Class C shares of the Ohio Tax-Free Bond Fund are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the average daily net assets allocable to Class C shares. The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CDSC. The CDSC is waived under the following circumstances:

o     Any partial or complete redemption (as defined in the Internal Revenue
      Code) following death or disability of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the CDSC, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawals are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value (computed on an annualized basis) at the time of withdrawal.

CDSC ON CERTAIN REDEMPTIONS OF CLASS A SHARES. A CDSC is imposed on certain redemptions of Class A shares of the Ohio Tax-Free Bond Fund (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Distributor and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of
(1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Fund held for at least one year will not be subject to the CDSC.

GENERAL. All sales charges imposed on redemptions are paid to the Distributor. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

EXAMPLE. The following example will illustrate the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund offers Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular distribution fee structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class S shares over the term of the investment. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts. When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Class A shares are subject to an annual 12b-1 distribution fee of up to 0.25% of the Fund's average daily net assets allocable to Class A shares. Class S shares are subject to an annual 12b-1 distribution fee of up to 0.60% of the Fund's average daily net assets allocable to Class S shares.

OHIO TAX-FREE MONEY MARKET FUND

The Ohio Tax-Free Money Market Fund offers Class A and Institutional shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. Class A shares are subject to 12b-1 fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional shareholders. Institutional shares are not subject to 12b-1 fees.

OTHER PURCHASE AND REDEMPTION INFORMATION

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members, as defined below)) of The Western & Southern Financial Group or any of its affiliates or any portfolio advisor or service provider to the Trust.

2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with the Distributor.

Accounts that opened prior to November 20, 2006 are not subject to the minimum initial investment increases that became effective November 20, 2006.

WAIVER OF CLASS A SALES CHARGES. In addition to the categories of purchasers described in the prospectus from whom the sales charge on purchases of Class A shares of the Funds may be waived, Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

1. purchases into a Fund by any director, officer, employee (and their immediate family members, as defined below), or current separate account client of or referral by a Sub-Advisor to that particular Fund;

2. purchases by any director, officer or other employee (and their immediate family members, as defined below) of Western & Southern Financial Group or any of its affiliates; and

3. purchases by any employees of JPMorgan (formerly Integrated Investment Services, Inc.), who provide services for Touchstone Investments.

Exemptions must be qualified in advance by the Distributor. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law, and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

WAIVER OF CLASS A SALES CHARGE FOR FORMER CONSTELLATION SHAREHOLDERS. Shareholders who owned shares of the Touchstone Fund Group Trust as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts in any Touchstone Fund are not subject to the front-end sales charge for purchases of Class A Shares. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

PURCHASES IN KIND. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including, but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Advisor. Before purchasing shares by tendering payment in kind, an investor is urged to consult with his, her or its tax advisor regarding the tax consequences of the transaction.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder. If payment is made in securities, the redeeming shareholder will generally incur costs upon converting such securities to cash including brokerage costs and federal income tax on the amount by which the fair market value of the securities converted into cash exceeds the basis of the Fund shares redeemed. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

UNCASHED DISTRIBUTION CHECKS. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

TAXES

The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The summary is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable U.S. Treasury Regulations promulgated thereunder (the "Regulations"), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The summary applies only to beneficial owners of any of the Funds' shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of any of the Funds' shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund's shares through tax-advantaged accounts (such as an individual retirement account (an "IRA"), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding any of the Funds' shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. Each shareholder is urged and advised to consult such shareholder's own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company ("RIC") under the Code. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents, through borrowing the amounts required.

Qualification as a RIC under the Code requires, among other things, that: (a) each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Qualifying Income Requirement"), and net income from certain qualified publicly traded partnerships; (b) each Fund diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more "qualified publicly traded partnerships"; and (c) each Fund distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than "net capital gain" as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, net of expenses allocable thereto.

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the qualifying income requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, no such regulations have been issued.

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code's timing and other requirements at least 90% of its investment company taxable income and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions ("net tax-exempt interest"). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder's gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.

If for any taxable year a Fund fails to qualify as a RIC, it will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporation shareholders.

If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Capital losses may be carried forward for eight years, after which any undeducted capital loss remaining is lost as a deduction. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. A Fund cannot carry back or carry forward any net operating losses. As of June 30, 2009, the Florida Tax-Free Money Market Fund and the Ohio Tax-Free Bond Fund had the following capital loss carryforwards:

FUND                                           AMOUNT           EXPIRATION DATE
Florida Tax-Free Money Market Fund             $5,375            June 30, 2013
                                               $198              June 30, 2014
Ohio Tax-Free Bond Fund                        $192,709          June 30, 2016

Each Fund intends to invest at least 50% of its total assets in tax-exempt or municipal bonds at the end of each calendar quarter so that dividends derived from its net interest income on tax-exempt or municipal bonds and so designated by the Funds will be "exempt-interest dividends," which are generally exempt from federal income tax when received by a shareholder. A portion of the distributions paid by the Funds may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). The tax-exempt portion of the dividends paid for a calendar year constituting "exempt-interest dividends" will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by a Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by a Fund while the investor was a shareholder.

Exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax-exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users." Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax. The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors. The American Recovery and Reinvestment Act of 2009 provides that interest from certain private activity bonds issued in 2009 and 2010 will not constitute items an item of tax preference for shareholders for purposes of the alternative minimum tax. In addition, interest from governmental bonds and certain private activity bonds issued in 2009 and 2010 will not result in an adjustment for corporate shareholders in determining their alternative minimum tax. Shareholders are urged and advised to consult their own tax advisors regarding the consequences, if any, that distributions from the Fund will have on their potential alternative minimum tax computation.

Under the Code, all or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of such Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

Shareholders receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income from a fund (including exempt-interest dividends distributed by such Fund). The tax may be imposed on up to 50% of a recipient's social security or railroad retirement benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's social security or railroad retirement benefits, exceeds a base amount. In addition, up to 85% of a recipient's social security or railroad retirement benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's social security or railroad retirement benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits are urged and advised to consult with their own tax advisors.

All or a portion of the sales charge incurred in purchasing Class A shares of the Ohio Tax-Free Bond Fund will not be included in the federal tax basis of any such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other Touchstone Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in a Touchstone Fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund may acquire debt securities that are treated as having acquisition discount, or original issue discount ("OID") (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.

Each Fund generally will be required to distribute dividends to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these dividends may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund's governing documents, through borrowing the amounts required. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, then they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income.

The Funds do not intend to write (sell) or purchase options or futures contracts or enter into forward currency contracts. If a Fund engages in these transactions in the future, such transactions involve complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions. The puts acquired on some of the Funds' investments to insure a market for such securities may invoke these rules.

A Fund may in certain circumstances be impacted by special rules relating to "wash sales." In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

A Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders.

As described above, each Fund intends to invest in sufficient tax-exempt or municipal bonds so that it will qualify to pay "exempt-interest dividends" to shareholders. Except for exempt-interest dividends, distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then as capital gain. With respect to distributions from a Fund, since certain expenses attributable to earning tax-exempt income do not reduce current earnings and profits, it is possible that distributions, if any, in excess of net tax-exempt and taxable income will be treated as taxable dividends to the extent of its remaining earnings and profits (i.e., the amount of such expenses).

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as "capital gain dividends" (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

Although the Funds do not anticipate investing in securities giving rise to dividends, if a Fund makes this type of investment the following rules could apply. Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of "qualified dividend income" received by such noncorporate shareholders in taxable years beginning before January 1, 2011. A Fund's distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund's distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Not later than 60 days after the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

Prior to purchasing shares in the Ohio Tax Free Bond Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of shares of the Ohio Tax Free Bond Fund prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Ohio Tax Free Bond Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder's holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. Any loss realized on a disposition will be disallowed under the "wash sale" rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

A shareholder is also subject to the wash sale rules described above upon a sale or redemption of shares in a Fund if within 30 days before or after the sale or redemption such shareholder purchases other shares in the Fund (through reinvestment of dividends or otherwise). Any loss disallowed under the wash sale rules will be allocated to the shareholder's basis in the newly purchased shares.

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification ("TIN") certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. To the extent possible, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states. Shareholders are urged to consult their tax advisors as to the state and local tax rules affecting investments in the Funds.

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Each shareholder is urged and advised to consult such shareholder's own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

PRINCIPAL SECURITY HOLDERS

As of October 6, 2009, the following shareholders owned of record or beneficially over 5% of the outstanding shares of a Fund (or class).

---------------------------------------------------------------------------------------------------------------------
FUND                                       SHAREHOLDER                                      % OF FUND (OR CLASS)
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class A       Edward A. Striker and Carol A. Striker                  20.33%
                                           Cincinnati, OH 45241
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class A       David A. Lapham and Lynne M. Lapham                      5.43%
                                           Maineville, OH 45039
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class A       Joseph Sherman                                          18.05%
                                           San Gabriel, CA  91778
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class A       MJR Investments 9 LLC                                    8.68%
                                           2953 Wold Avenue
                                           Cincinnati, OH 45206
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund - Class A       Sierra Pines                                             6.65%
                                           P.O. Box 2529
                                           San Gabriel, CA  91778
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund- Class S        National Financial Services LLC*                       100.00%
                                           For Its Customers Accounts
                                           200 Liberty Street
                                           1 World Financial Center
                                           New York, NY  10281
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund  - Class A         Merrill Lynch, Pierce, Fenner & Smith Inc.               8.27%
                                           For the Sole Benefit of its Customers
                                           4800 Deer Lake Drive East
                                           Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund  - Class C         Citigroup Global Markets Inc.                            6.70%
                                           333 West 34th Street
                                           New York, NY 10001
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund  - Class C         Pershing LLC                                             5.99%
                                           P.O. Box 2052 Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund  - Class C         David H Benn                                             5.22%
                                           Cincinnati, OH 45211
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund  - Class C         Martha Highsmith and Robert Highsmith                   10.18%
                                           Cincinnati, OH 45229
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund  - Class C         Merrill Lynch, Pierce, Fenner & Smith Inc.               5.06%
                                           For the Sole Benefit of its Customers
                                           4800 Deer Lake Drive East
                                           Jacksonville, FL  32246
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund -Class A   Reich & Tang Services*                                  26.73%
                                           600 5th Avenue 8th Floor
                                           New York, NY 10020
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund -Class A   National Financial Services LLC*                        45.49%
                                           200 Liberty Street
                                           1 World Financial
                                           New York, NY 10281
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund -          Fifth Third Bank Trust*                                 90.36%
Institutional                              38 Fountain Square Plaza
                                           Cincinnati, OH 45202
---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund -          Keybank N.A.                                             6.69%
Institutional                              P.O. Box 94871
                                           Cleveland, OH 44101
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund         Fifth Third Bank Trust*                                 97.21%
                                           38 Fountain Square Plaza
                                           Cincinnati, OH 45263
---------------------------------------------------------------------------------------------------------------------

* May be deemed to control a class because it owned beneficially more than 25% of the outstanding shares as of October 6, 2009. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders.

As of October 6, 2009, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).

CUSTODIAN

Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, MA 02109, serves as the Trust's custodian. BBH acts as the Trust's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

LEGAL COUNSEL

Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of ___________, 312 Walnut Street, Cincinnati, Ohio 45202, has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending June 30, 2010. The independent accountants perform an annual audit of the Trust's financial statements and advise the Trust on certain accounting matters.

TRANSFER AND SUB-ADMINISTRATIVE AGENT

TRANSFER AGENT. The Trust's transfer agent, JPMorgan, 303 Broadway, Suite 900, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, JPMorgan receives a monthly per account fee from each Fund, plus out of-pocket expenses.

The Funds may also pay a fee to certain servicing organizations (such as broker-dealers and financial institutions) that provide sub-transfer agency services. These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

SUB-ADMINISTRATIVE AGENT. Effective January 1, 2007, the Advisor provides administrative services to the Trust under an Administration Agreement and has sub-contracted certain accounting and administrative services to JPMorgan. The sub-administrative services sub-contracted to JPMorgan include accounting and pricing services, SEC and state security filings, providing executive and administrative services and providing reports for meetings of the Board of Trustees. The Advisor pays JPMorgan a sub-administrative fee out of its administration fee. Set forth below are the sub-administration fees paid by the Advisor to JPMorgan during the stated periods:

                                         FOR THE       FOR THE        FOR THE
                                          FISCAL        FISCAL         PERIOD
SUB-ADMINISTRATION FEES                 YEAR ENDED    YEAR ENDED      01-01-07 -
                                         06/30/09      06/30/08       06-30-07
                                         --------      --------       --------
Florida Tax-Free Money Market Fund          $          $20,762          $9,253
Ohio Tax-Free Bond Fund                     $          $47,547         $26,123
Ohio Tax-Free Money Market Fund             $         $273,946        $108,361
Tax-Free Money Market Fund                  $          $51,821         $21,611

Prior to January 1, 2007, the Funds paid JPMorgan an accounting service fee based on the asset size of the Funds, plus out-of-pocket expenses and the costs of outside pricing services. Set forth below are the accounting service fees paid by the Funds to JPMorgan during the stated periods:

                                                         FOR THE
                                                          PERIOD
ACCOUNTING SERVICE FEES                                 07-01-06 -
                                                         12-31-06
Florida Tax-Free Money Market Fund                       $12,000
Ohio Tax-Free Bond Fund                                  $18,750
Ohio Tax-Free Money Market Fund                          $24,750
Tax-Free Money Market Fund                               $17,750

Prior to January 1, 2007, the Funds paid JPMorgan an administrative service fee based on the asset size of the Funds. Set forth below are the administrative service fees paid by the Funds to JPMorgan during the stated periods:

                                                         FOR THE
                                                         PERIOD
ADMINISTRATIVE SERVICE FEES (JPMORGAN)                 07-01-06 -
                                                        12-31-06
Florida Tax-Free Money Market Fund                       $7,510
Ohio Tax-Free Bond Fund                                 $19,738
Ohio Tax-Free Money Market Fund                         $68,066
Tax-Free Money Market Fund                              $14,756

COMPLIANCE SERVICE FEES. JPMorgan provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement entered into on October 5, 2004. For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee. The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement. The compliance fees and expenses paid by the Funds during the stated periods are set forth below.

                                          FOR THE       FOR THE        FOR THE
                                           FISCAL        FISCAL         FISCAL
                                         YEAR ENDED    YEAR ENDED     YEAR ENDED
COMPLIANCE SERVICE FEES                   06/30/09      06/30/08       06/30/07
                                          --------      --------       -------
Florida Tax-Free Money Market Fund            $           $826           $918
Ohio Tax-Free Bond Fund                       $          $1,074         $1,147
Ohio Tax-Free Money Market Fund               $          $2,211         $1,935
Tax-Free Money Market Fund                    $          $1,138         $1,009

FINANCIAL STATEMENTS

The Funds' annual financial statements as of June 30, 2009 appear in the Trust's Annual Report, which is incorporated by reference herein. The Trust's annual financial statements were audited by Ernst & Young LLP. The Funds' semiannual financial statements as of December 31, 2008 appear in the Trust's Semiannual Report, which is incorporated by reference into this SAI. The Trust's semiannual financial statements are unaudited.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

Moody's Investors Service, Inc. ("Moody's"), Standard &Poor's(R) ("S&P") and Fitch Ratings, Inc. ("Fitch") Dominion Bond Rating Service Ratings ("DBRS") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P(R) and Fitch DBRS(R) are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Advisor and/or Sub-Advisor attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, the Advisor and/or Sub-Advisor will consider whether it is in the best interest of the Fund to continue to hold the securities.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.

Fitch credit ratings are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                            SHORT-TERM CREDIT RATINGS

Moody's

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following:

"P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

"P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

"P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

"NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P

An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days, including commercial paper. The following summarizes the rating categories used by S&P for short-term issues:

"A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. Ratings of "B-1," "B-2," and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B-1" - Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative - grade obligors.

"B-2" - Obligations are regarded as having significant speculative characteristics and the obligor has an average speculative - grade capacity to meet its financial commitments over the short-term compared to other speculative
- grade obligors.

"B-3" - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative - grade obligors.

"C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Fitch

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

"F1" - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

"F3" - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

"B" - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

"C" - Securities possess high short-term default risk. This designation indicates that default is a real possibility.

"RD" (Restricted default) - This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

"D" (Default) - This designation indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Specific limitations relevant to the Short-Term Ratings scale include:

      o The ratings do not predict a specific percentage of default likelihood over any given time period.

      o The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

      o The ratings do not opine on the liquidity of the issuer's securities or stock.

      o The ratings do not opine on the possible loss severity on an obligation should an obligation default.

      o The ratings do not opine on any quality related to an issuer or transaction's profile other than the agency's opinion on the relative vulnerability to default of the rated issuer or obligation.

DBRS

The DBRS(R) short-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its near-term debt obligations in a timely manner. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity.

R-1 (high)+
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.


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R-1 (middle)+
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1
(high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (low)+
Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high)+
Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2 (middle)+
Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2 (low)+
Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer's liquidity profile.

R-3+
Short-term debt rated R-3 is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

R-4+
Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.


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R-5+
Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

D+
A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

+ R-1, R-2, R-3, R-4, R-5 and D are certification marks of DBRS Limited

                            LONG-TERM CREDIT RATINGS

Moody's

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody's for long-term debt:
"Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

"Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

"A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

"Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

"Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

"B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

"Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

"Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


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

"C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Issue credit ratings are based, in varying degrees, on the following considerations:

      o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      o     Nature of and provisions of the obligation;

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by S&P for long-term issues:

"AAA" - An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


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

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

"N.R." - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.


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Fitch

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.

The following summarizes long-term ratings used by Fitch:

"AAA" - Securities considered to be highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" - Securities considered to be very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Securities considered to be high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

"BBB" - Securities considered to be good credit quality. "BBB" ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

"BB" - Securities considered to be speculative. "BB" ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

"B" - Securities considered to be highly speculative. "B" ratings indicate that material credit risk is present.

"CCC" - Securities have substantial credit risk. "CCC" ratings indicate that substantial credit risk is present.

"CC" - Securities have very high levels of credit risk. "CC" ratings indicate very high levels of credit risk.

"C" - Securities have exceptionally high levels of credit risk. "C" indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned "D" ratings, but are instead rated in the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.


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Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" obligation rating category, or to corporate or public finance obligation ratings in the categories below "B."

Specific limitations relevant to the corporate obligation rating scale include:

      o The ratings do not predict a specific percentage of default likelihood or expected loss over any given time period.

      o The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

      o The ratings do not opine on the liquidity of the issuer's securities or stock.

      o The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

      o The ratings do not opine on any quality related to an issuer's business, operational or financial profile other than the agency's opinion on its relative vulnerability to default and relative recovery should a default occur.

DBRS

The DBRS(R) long-term debt rating scale is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both interest and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

AAA
Long-term debt rated AAA is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a AAA rating.

AA
Long-term debt rated AA is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated AAA only to a small degree. Given the extremely restrictive definition DBRS has for the AAA category, entities rated AA are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A
Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.


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BBB
Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB
Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B
Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC CC C
Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

D
A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

                NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

Moody's

Watchlist: Moody's uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade ("UPG"), on review for possible downgrade ("DNG"), or more rarely with direction uncertain ("UNC"). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody's rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive ("POS"), Negative ("NEG"), Stable ("STA") and Developing ("DEV" -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an "(m)" modifier (indicating multiple, differing outlooks) will be displayed, and Moody's written research will describe any differences and provide the rationale for these differences. A "RUR" (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, "NOO" (No Outlook) may be displayed.


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

S&P

Creditwatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

Rating Outlook: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

            o     "Positive" means that a rating may be raised.

            o     "Negative" means that a rating may be lowered.

            o     "Stable" means that a rating is not likely to change.

            o     "Developing" means a rating may be raised or lowered.

Fitch

Rating Watch: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first if circumstances warrant such an action.
A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved, or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.


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Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade ("CCC", "CC" and "C") the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

Rating Outlook: Timing is informative but not critical to the choice of a Watch rather than an Outlook. A discrete event that is largely clear and the terms of which are defined, but which will not happen for more than six months - such as a lengthy regulatory approval process - would nonetheless likely see ratings placed on Watch rather than a revision to the Outlook.

An Outlook revision may, however, be deemed more appropriate where a series of potential event risks has been identified, none of which individually warrants a Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.

A revision to the Outlook may also be appropriate where a specific event has been identified, but where the conditions and implications of that event are largely unclear and subject to high execution risk over an extended period - for example a proposed, but politically controversial, privatization.

                             MUNICIPAL NOTE RATINGS

Moody's

Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

"MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

"MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.


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"SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

VMIG rating expirations are a function of each issue's specific structural or credit features.
"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

            o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


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

Note rating symbols are as follows:
"SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

"SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

"SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Fitch

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.


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PART C.      OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Registrant's Restated Agreement and Declaration of Trust dated August 26, 1993 is herein incorporated by reference to Exhibit (b)(1)(i) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on April 17, 1996.

(a)(2) Amendment No. 1 to Registrant's Restated Agreement and Declaration of Trust dated May 25, 1994 is herein incorporated by reference to Exhibit
         (b)(1)(ii) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on April 17, 1996.

(a)(3) Amendment No. 2 to Registrant's Restated Agreement and Declaration of Trust dated July 31, 1996 is herein incorporated by reference to Exhibit (b)(1)(iii) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 1996.

(a)(4) Amendment No. 3 to Registrant's Restated Agreement and Declaration of Trust dated February 28, 1997 is herein incorporated by reference to Exhibit (b)(1)(iv) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on June 20, 1997.

(a)(5) Amendment No. 4 to Registrant's Restated Agreement and Declaration of Trust dated March 24, 2000 is herein incorporated by reference to Exhibit (a)(v) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 2, 2000.

(a)(6) Amendment No 5 to Registrant's Restated Agreement and Declaration of Trust dated September 21, 2000 is herein incorporated by reference to Exhibit (a)(vi) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 2, 2000.

(a)(7) Amendment No. 6 to Registrant's Restated Agreement and Declaration of Trust dated March 27, 2001 is herein incorporated by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2001.

(a)(8) Amendment to Registrant's Restated Agreement and Declaration of Trust dated June 14, 2002 is herein incorporated by reference to Exhibit
         (a)(viii) of Post- Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2002.

(a)(9) Amendment to Registrant's Restated Agreement and Declaration of Trust dated November 28, 2005 is herein incorporated by reference to Exhibit
         (a)(9) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(a)(10) Amendment to Registrant's Restated Agreement and Declaration of Trust dated May 1, 2008 is herein incorporated by reference to Exhibit
         (a)(10) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(b) Registrant's By-Laws, as amended, are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 1996.

(c) Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2006.

(d)(1) Investment Advisory Agreement dated May 1, 2000 between Touchstone Advisors, Inc. ("Touchstone Advisors") and Touchstone Tax-Free Trust (the "Trust") is herein incorporated by reference to Exhibit (d)(i) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2005.

(d)(2) Sub-Advisory Agreement dated May 1, 2000, as amended December 31, 2002, between Touchstone Advisors and Fort Washington Investment Advisors, Inc. with respect to the Tax-Free Money Market Fund is herein incorporated by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2003.

(d)(3) Sub-Advisory Agreement dated May 1, 2000, as amended December 31, 2002, between Touchstone Advisors and Fort Washington Investment Advisors, Inc. with respect to the Ohio Insured Tax-Free Fund is herein incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2003.

(d)(4) Sub-Advisory Agreement dated May 1, 2000, as amended December 31, 2002, between Touchstone Advisors and Fort Washington Investment Advisors, Inc. with respect to the Ohio Tax-Free Money Market Fund is herein incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2003.

(d)(5) Sub-Advisory Agreement dated May 1, 2000, as amended December 31, 2002, between Touchstone Advisors and Fort Washington Investment Advisors, Inc. with respect to the Florida Tax-Free Money Market Fund is herein incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2003.

(e)(1) Distribution Agreement, dated May 1, 2000, as amended May 1, 2001 and December 31, 2002, between the Trust and Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2005.

(e)(2) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e)(ii) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2004.

(f) Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on March 1, 2001.

(g)(1) Custody Agreement dated February 25, 2008 between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit
         (g)(1) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(h)(1) Form of Recordkeeping Agreement is herein incorporated by reference to Exhibit (7)(c) of Form N-14 (File Number 333-112716), filed with the SEC on February 11, 2004.

(h)(2) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum dated September 30, 2003 between Integrated Fund Services and the Trust, Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust, is herein incorporated by reference to Exhibit (h)(v) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2003.

(h)(3) Addendum to Transfer Agency Agreement dated April 1, 2004 between the Trust and Integrated Fund Services, Inc. is herein incorporated by reference to Exhibit (h)(ii)(d) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2005.

(h)(4) Amended Transfer Agency Agreement dated January 1, 2007 between the Trust and JPMorgan Chase Bank, N.A. (formerly Integrated Investment Services) is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2007.

(h)(5) Administration Agreement dated January 1, 2007 between the Trust and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2007.

(h)(6) Amended Sub-Administration Agreement dated September 17, 2007 between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2007.

(h)(7) Addendum to Amended Sub-Administration Agreement dated December 31, 2007 is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(h)(8) Amended Expense Limitation Agreement between Touchstone Advisors and the Trust is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(h)(9) Amendment to Expense Limitation Agreement dated November 1, 2008 is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(h)(10) Allocation Agreement dated April 1, 2008 by and among the Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust is herein incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(h)(11) Amended i-Compliance Services Agreement dated January 1, 2008 between JPMorgan Chase Bank, N.A. and the Trust is herein incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(i) Opinion and Consent of Counsel is herein incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2008.

(j)      Auditor's Consent will be filed in a subsequent amendment.

(k)      Not Applicable.

(l) Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre- Effective Amendment No. 1, is incorporated by reference.

(m)(1) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A shares dated October 29, 1999 and Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C shares dated October 29, 1999 are herein incorporated by reference to Exhibit (m)(i) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 002-72101), filed with the SEC on November 2, 2000.

(m)(2) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class S shares dated December 31, 2002 is herein incorporated by reference to Exhibit (m)(iv) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on October 31, 2003.

(n) Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, as amended May 4, 2004, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2004.

(o)      Not Applicable

(p)(1) Code of Ethics for Touchstone Advisors, Touchstone Funds and Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (o)(i) of Post- Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2006.

(p)(2) Code of Ethics for Fort Washington Investment Advisors, Inc. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2007.

(q)(1) Powers of Attorney for Jill T. McGruder, Philip R. Cox, H. Jerome Lerner, Donald C. Siekmann, Robert E. Stautberg and John P. Zanotti are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-72101 and 811-03174), filed with the SEC on November 1, 2007.

(q)(2)   Power of Attorney for Susan J. Hickenlooper is filed herewith.

ITEM 29.

Not Applicable.

ITEM 30. INDEMNIFICATION:

      (a) Article VI of the Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

      Section 6.4 Indemnification of Trustees, Officers, etc.

      The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

      Section 6.5 Advances of Expenses.

      The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      Section 6.6 Indemnification Not Exclusive, etc.

      The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

      (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. in its capacity as investment advisor and Fort Washington Investment Advisors, Inc. in its capacity as sub-advisor, and Touchstone Securities, Inc., in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

      The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE ADVISOR AND SUB-ADVISOR:

      A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser that provides investment advisory services to the Touchstone Fund Complex.

      The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202.

*The address is 400 Broadway, Cincinnati, Ohio 45202.

(1) Jill T. McGruder - CEO and Director Touchstone Advisors, Inc.

      (a) President and Chief Executive Officer-IFS Financial Services, Inc.
      (b) President and Chief Executive Officer-Integrity Life Insurance Co.
      (c) President and Chief Executive Officer-National Integrity Life Insurance Co.
      (d) Senior Vice President - Western & Southern Financial Group*
      (e) Senior Vice President - W&S Brokerage Services, Inc.* (f) President - IFS Fund Distributors, Inc.
      (g) Director - Western & Southern Financial Group*, Capital Analysts, Inc., IFS Financial Services, Inc., IFS Fund Distributors, Inc., Integrity Life Insurance Co., National Integrity Life Insurance Company, Touchstone Securities, Inc., Western & Southern Financial Group Distributors, Inc.*, LaRosa's, Inc., W&S Brokerage Services, Inc.*

(2) Brian E. Hirsch -Chief Compliance Officer-Touchstone Advisors, Inc.

      (a) Senior Vice President-IFS Financial Services, Inc.
      (b) Vice President & Chief Compliance Officer-Touchstone Fund Complex
      (c) Chief Compliance Officer-W&S Brokerage Services, Inc.
      (d) Senior Vice President-IFS Fund Distributors, Inc.

(3) Donald J. Wuebbling - Director -Touchstone Advisors, Inc.

      (a) Director- Touchstone Securities, Inc., W&S Financial Group Distributors, Inc.*, Insurance Profillment Solutions, LLC.*, Capital Analysts Inc., Integrity Life Insurance Company,* National Integrity Life Insurance Company,* WestAd Inc*, Server Vault Corp.*, Eagle Realty Group, LLC.*, IFS Financial Services, Inc., Western & Southern Agency, Inc.*, Fort Washington Investment Advisors, Inc., W&S Brokerage Services, Inc.*, Western & Southern Agency Services, Inc.*

      (b) Senior Vice President and General Counsel-Western & Southern Life Insurance Company

      (c) Senior Vice President -W&S Brokerage Services, Inc.*, Columbus Life Insurance Co.*

      (d) Secretary - Eagle Realty Group, LLC.*, IFS Financial Services, Inc., Western & Southern Agency, Inc.*, Fort Washington Investment Advisors, Inc., Columbus Life Insurance Co.*, Western & Southern Agency Services, Inc.*

(4) Richard K. Taulbee-Vice President-Touchstone Advisors, Inc.

      (a) Vice President-Capital Analysts, Inc., Eagle Realty Group, LLC.*, Eagle Realty Investments*, IFS Financial Services, Inc., IFS Fund Distributors, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company, Western & Southern Life Insurance Company*, Touchstone Securities, Inc., WestAd, Inc.*, W&S Brokerage Services, Inc.*, W&S Financial Group Distributors, Inc.*, Western & Southern Agency Service, Inc.*, Western & Southern Agency, Inc.*

(5) James J. Vance-Vice President & Treasurer-Touchstone Advisors, Inc.

      (a) Vice President & Treasurer-Western & Southern Life Insurance Company*, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., W&S Financial Group Distributors, Inc.*, Touchstone Securities, Inc., Columbus Life Insurance Company*, Eagle Realty Group, LLC*, Eagle Realty Investments, Inc.*, Integrity Life Insurance Company, National Integrity Life Insurance Company, WestAd Inc.*

      (b) Treasurer-W&S Brokerage Services, Inc.*, Fort Washington Capital Partners, LLC, Insurance Profillment Solutions*, Tristate Ventures, LLC.*, Capital Analysts, Inc.

(6) Terrie A. Wiedenheft - Chief Financial Officer-Touchstone Advisors, Inc.

      (a) Senior Vice President and Chief Financial Officer- W&S Brokerage Services, Inc.*, IFS Financial Services, IFS Fund Distributors, Inc.

      (b) Treasurer & Controller-Touchstone Fund Complex

      (c) Treasurer of IFS Fund Distributors, Inc.

      (d) Senior Vice President- Fort Washington Investment Advisors, Inc.

      (e) Chief Financial Officer-Touchstone Securities, Inc.

(7) James N. Clark - Director-Touchstone Advisors, Inc.

      (a) Vice President, Director and Secretary-Western & Southern Mutual Holding Company*, Western & Southern Financial Group, Inc.*, Western & Southern Life Assurance Company*, Western-Southern Life Assurance Company.*

      (b) Director and Secretary-WestAd, Inc.*

      (c) Director-Columbus Life Insurance Company*, Eagle Realty Group, LLC.*, Eagle Realty Investments, Inc.*, Touchstone Securities, Inc., W&S Financial Group Distributors, Inc.*, Capital Analysts, Inc., IFS Financial Services, Western & Southern Agency Services, Inc.*, Lafayette Life Insurance Company*, Western & Southern Agency, Inc.*

(8) William A. Dent-Senior Vice President -Touchstone Advisors, Inc.

      (a) Vice President-Touchstone Fund Complex

(9) Gregory A. Harris-Vice President Fund Administration -Touchstone Advisors, Inc.

      (a) Vice President -Touchstone Fund Complex

(10) Jeffrey K. Ringdahl-Vice President-Touchstone Advisors, Inc.

(11) Rhonda S. Malone-Secretary-Touchstone Advisors, Inc.

      (a) Secretary-Touchstone Securities, Inc., W&S Brokerage Services, Inc.*, W&S Financial Group Distributors, Inc.*, IFS Fund Distributors, Inc.

      (b) Associate Counsel - Securities-Western & Southern Financial Group,
      Inc.*

(12) Steven M. Graziano-President-Touchstone Advisors, Inc.

      (a) Vice President -Touchstone Fund Complex

      (b) President - Touchstone Securities, Inc.

      B. FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington") is a registered investment adviser that provides sub-advisory services to the Funds. Fort Washington serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Fort Washington also provides investment advice to institutional and individual clients. The address of Fort Washington is 303 Broadway, Cincinnati, OH 45202.

      The following list sets forth the business and other connections of the directors and executive officers of Fort Washington.

(1)   Maribeth S. Rahe, President and Director

      Board Memberships: Capital Analysts Incorporated, Consolidated Communications, United Way of Cincinnati, Cincy/Tech USA, Xavier University Cincinnati USA Regional Chamber and Cincinnati Arts Association

      (b)   Senior Vice President of The Western and Southern Life Insurance
            Company

      (c)   President of Tristate Ventures, LLC*

(2)   Nicholas P. Sargen, Chief Investment Officer and Director

      (a) Senior Vice President & Chief Investment Officer of The Western and Southern Life Insurance Company, Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

      (b)   Chief Investment Officer of Tristate Ventures, LLC*

      (c)   Director of Good Samaritan Hospital Foundation

(3)   John F. Barrett, Chairman and Director

      (a) President, Director and Chief Executive Officer of The Western and Southern Life Insurance Company, Western- Southern Life Assurance Company and Western & Southern Financial Group

      (b) A Director and Chairman of Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company.

      (c) A Director of Eagle Realty Group LLC, Eagle Realty Investments, Inc., Capital Analysts, Inc., Convergys Corp. and Fifth Third Bancorp.

      (e)   Director, Chairman & CEO of WestAd, Inc.

      (f)   President & Director of Western & Southern Financial Fund

(4)   Brendan M. White, Managing Director & Senior Portfolio Manager

      (a)   Director of The Friars Club

(6)   James A. Markley, Managing Director

(7)   Roger M. Lanham - Managing Director

(8)   John J. O'Connor, Managing Director

      (a)   Director of Friars Club Foundation and SC Ministry Foundation

(9)   Timothy J. Policinksi, Managing Director

(10)  Michele Hawkins, Chief Compliance Officer & Vice President

(11)  Donald J. Wuebbling - Secretary & Director See biography above

(12)  Margaret C. Bell, Managing Director

(13)  Robert L. Walker, Director

      (a) Director of Eagle Realty Group, LLC, Integrity Life Insurance Company, Tri-Health, Bethesda Inc., Lafayette Life, Columbus Life and National Integrity

      (b) Chief Financial Officer of The Western and Southern Life Insurance Company

(14)  Richard Jandrain III - Managing Director

(15) Terrie A. Wiedenheft, Senior Vice President and Chief Financial Officer - See biography above

(16)  James J. Vance, Vice President & Treasurer - See biography above.

(17)  Stephen A. Baker, Managing Director of Private Equity

      (a) Director of SeverVault Corp.*, Walnut Hills High School Alumni Foundation, Greater Cincinnati Rowing Foundation, Fortis Security Products, LLC, NeoGenesis Pharmaceuticals, CH Mack, Inc., TCI Medical, Inc., CoMeT Solutions, Inc. and Laboratory Partners, Inc.

(18)  Christopher L. Baucom, Managing Director of Private Equity

      (a)   Director of Biostart and Cincinnati Opera

(19)  John P. Bessone, Vice President

      (a)   Director, Aspen Avionics, Earthstone, Exagen, Inc. and Lumidign Inc.

(20) Paul D. Cohn, Vice President of Private Equity Board Memberships: Draper Triangle II, Reservoir Venture Partners II, Early Stage Partners II, Primus VI, RiverVest Venture Partnerrs II, Fletcher Spaght Ventures II, Arboretum Ventures II, Athenian Ventures III, NCT Venture Fund I

(21)  Rance G. Duke, Vice President and Sr. Portfolio Manager

      (a) Director of Spring Grove Cemetery, Bethesda Foundation, Bethesda, Inc. and YMCA of Greater Cincinnati

(22)  Thomas L. Finn, Vice President and Sr. Portfolio Manager

      (a)   Director of The Cincinnati Foundation for the Aged

(23)  Mark A. Frietch, Managing Director

(24)  John J. Goetz, Vice President and Sr. Portfolio Manager

(25)  Daniel J. Kapusta, Vice President and Sr. Portfolio Manager

(26)  Howard R. Lodge, Vice President and Sr. Portfolio Manager

(27)  Bihag N. Patel, Vice President & Sr. Portfolio Manager

(28)  David K. Robinson, Vice President

(29)  Nancy E. Schultz, Vice President and Controller

      (a)   Vice President and Controller of IFS Financial Services, Inc.

(30)  Charles A. Ulbricht, Vice President and Sr. Portfolio Manager

(31)  Scott D. Weston, Vice President and Portfolio Manager

(32)  Stephen Ball, Vice President

(33)  Marty Flesher, Vice President

(34)  Jeff Meek, Vice President and Senior Financial Officer

(35)  James E. Wilhelm, Vice President

(36)  Joe Michael, Managing Director

ITEM 32. PRINCIPAL UNDERWRITER:

      (a) Touchstone Securities, Inc. acts as underwriter for the Touchstone Fund Complex.

      Unless otherwise noted, the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202.

      *The address is 400 Broadway, Cincinnati, OH 45202

      (b)

NAME                       POSITION WITH                  POSITION WITH
                           UNDERWRITER                    REGISTRANT

Steven M. Graziano         President                      Vice President
Jill T. McGruder           Director                       Trustee/President
James N. Clark*            Director                       None
Donald J. Wuebbling*       Director                       None
Patricia J. Wilson         Chief Compliance Officer       None
Richard K. Taulbee*        Vice President                 None
James J. Vance*            Treasurer                      None
Terrie A. Wiedenheft       Chief Financial Officer        Controller/ Treasurer
Rhonda Malone              Secretary                      None

      (c)   None


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

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 303 Broadway, Cincinnati, Ohio, 45202.

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

      (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

            (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

            (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 67 to Registration Statement No. 002-72101 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio on the 28th day of August, 2009.

                                        TOUCHSTONE TAX-FREE TRUST

                                        By: /s/ Jill T. McGruder
                                            ------------------------------------
                                        Jill T. McGruder
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


/s/ Jill T. McGruder               President & Trustee          August 28, 2009
------------------------
Jill T. McGruder

/s/ Terrie A. Wiedenheft           Controller, Treasurer        August 28, 2009
------------------------           and Principal Financial
Terrie A. Wiedenheft               Officer

*                                               Trustee         August 28, 2009
------------------------
Phillip R. Cox

*                                               Trustee         August 28, 2009
------------------------
H. Jerome Lerner

*                                               Trustee         August 28, 2009
------------------------
Robert E. Stautberg

*                                               Trustee         August 28, 2009
------------------------
John P. Zanotti

*                                               Trustee         August 28, 2009
------------------------
Donald C. Siekmann

*                                               Trustee         August 28, 2009
------------------------
Susan J. Hickenlooper


By: /s/ Jay S. Fitton
    ------------------------
    Jay S. Fitton
    Attorney-in-Fact*
    August 31, 2009


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


                                  EXHIBIT INDEX

(q)(2) Power of Attorney for Susan J. Hickenlooper is filed herewith.



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